United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Shares
		(000’s)
SHORT-TERM INVESTMENTS – 93.81%
Money Market Funds – 1.78%
American Beacon U.S. Government Money Market Select Fund, Select Class A B	8,247,750	$8,248

	Par Amount
	(000’s)
U.S. Treasury Bills – 92.03%
0.264%, Due 4/28/2016A	$31,000	30,996
0.241%, Due 4/7/2016A	118,000	118,997
0.241%, Due 4/14/2016A	77,000	76,997
0.239%, Due 4/21/2016A	90,000	89,995
0.223%, Due 5/5/2016A	37,000	36,997
0.010%, Due 5/12/2016A	74,700	74,692

		427,674

Total Short-Term Investments (Cost $435,910)		435,922

TOTAL INVESTMENTS - 93.81% (Cost $435,910)		435,922
OTHER ASSETS, NET OF LIABILITIES – 6.19%		28,765

TOTAL NET ASSETS - 100.00%		$464,687

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held in American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.

Purchased Futures Contracts Open on March 31, 2016:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Coffee ‘C’ FuturesA	19	May 2016	$908,081	$(27,641)
Gold 100oz FuturesA	153	June 2016	18,904,680	247,615
LME Copper FuturesA	6	April 2016	730,875	22,176
LME Copper FuturesA	1	June 2016	121,275	(5,112)
LME Copper FuturesA	10	May 2016	1,214,625	(19,893)
LME Lead FuturesA	8	April 2016	339,750	(21,886)
LME Lead FuturesA	5	June 2016	212,906	(17,687)
LME Lead FuturesA	20	May 2016	850,500	(61,801)
LME Nickel FuturesA	9	April 2016	456,678	(10,502)
LME Nickel FuturesA	16	May 2016	813,072	(56,546)
LME Primary Aluminum FuturesA	35	April 2016	1,320,156	(31,599)
LME Primary Aluminum FuturesA	147	May 2016	5,558,437	(213,212)
LME Zinc FuturesA	10	April 2016	452,687	15,770
LME Zinc FuturesA	16	June 2016	725,900	(5,767)
LME Zinc FuturesA	26	May 2016	1,177,963	(9,200)
Silver FuturesA	48	May 2016	3,711,360	(33,142)
Soybean FuturesA	174	May 2016	7,923,525	28,444
Sugar #11 (World Markets) FuturesA	497	April 2016	8,544,424	33,550

			$53,996,894	$(166,433)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	410	December 2018	$101,167,500	$64,270
90-Day Eurodollar Futures	188	June 2017	46,567,600	(13,615)
90-Day Eurodollar Futures	302	March 2018	74,677,050	6,949
90-Day Sterling Futures	689	June 2017	122,843,454	(53,191)
90-Day Sterling Futures	783	March 2018	139,434,251	(4,631)
Austrailian Dollar Currency Futures	466	June 2016	35,649,000	1,179,286
Canadian Dollar Currency Futures	191	June 2016	14,720,370	73,005
Swiss Franc Currency Futures	35	June 2016	4,569,250	39,652
Euro FX Currency Futures	238	June 2016	33,950,700	212,201
Mexican Peso Futures	660	June 2016	18,971,700	268,032

			$592,550,875	$1,771,958

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
KOSPI 200 Index Futures	41	June 2016	$4,416,929	$17,067
MSCI Taiwan Stock Index Futures	129	April 2016	4,153,800	26,518
S&P/TSX 60 Index Futures	29	June 2016	3,514,610	(3,693)
S&P 500 E-mini Futures	68	June 2016	6,975,100	(20,378)
SPI 200 Futures	25	June 2016	2,427,090	(39,904)

			$21,487,529	$(20,390)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	628	December 2018	$178,873,582	$42,598
3-Month Euro Euribor Futures	641	June 2017	182,877,254	(38,963)
3-Month Euro Euribor Futures	187	March 2018	53,324,488	6,967
Austrailia 10-Year Bond Futures	415	June 2016	41,658,840	367,617
Euro-Buxl 30-Year Bond Futures	37	June 2016	7,095,920	134,638
Euro-Bobl Futures	207	June 2016	30,879,983	(63,019)
Euro-Bund Futures	137	June 2016	25,460,326	84,969
10-Year Japanese Government Bond (OSE) Futures	97	June 2016	130,402,061	(50,234)
Long GILT Futures	230	June 2016	40,043,490	(32,759)
U.S. 10-Year Treasury Note Futures	200	June 2016	26,078,125	73,193
U.S. 2-Year Treasury Note Futures	298	June 2016	65,187,500	110,496
U.S. 5-Year Treasury Note Futures	308	June 2016	37,318,531	129,164
U.S. Long Bond (CBT) Futures	54	June 2016	8,879,625	(1,271)
U.S. Ultra Bond (CBT) Futures	79	June 2016	13,629,969	(80,369)

			$841,709,694	$683,027

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Sold Futures Contracts Open on March 31, 2016:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude Futures A	3	April 2016	$(120,990)	$(793)
Cocoa Futures A	108	May 2016	(3,186,000)	(13,652)
Copper Futures A	3	May 2016	(163,725)	(5,867)
Corn Futures A	651	May 2016	(11,441,325)	647,624
Gasoline RBOB Futures A	42	April 2016	(2,551,979)	$21,742
LME Copper Futures A	6	April 2016	(730,875)	(62,045)
LME Copper Futures A	10	May 2016	(1,214,625)	(63,436)
LME Lead Futures A	8	April 2016	(339,750)	(16,961)
LME Lead Futures A	4	June 2016	(170,325)	1,283
LME Lead Futures A	20	May 2016	(850,500)	8,958
LME Nickel Futures A	9	April 2016	(456,678)	1,692
LME Nickel Futures A	4	June 2016	(203,580)	(507)
LME Nickel Futures A	34	May 2016	(1,727,778)	(21,789)
LME Primary Aluminum Futures A	35	April 2016	(1,320,156)	(16,295)
LME Primary Aluminum Futures A	320	June 2016	(12,132,000)	(225,473)
LME Primary Aluminum Futures A	147	May 2016	(5,558,437)	6,855
LME Zinc Futures A	10	April 2016	(452,687)	(77,810)
LME Zinc Futures A	7	May 2016	(317,144)	(19,619)
Low Sulphur Gasoil Futures A	11	April 2016	(390,500)	(20,536)
Low Sulphur Gasoil Futures A	17	May 2016	(609,450)	(10,166)
Natural Gas Futures A	84	April 2016	(1,645,560)	(25,204)
Natural Gas Swap Futures A	84	March 2017	(552,510)	(24,439)
Natural Gas Swap Futures A	84	July 2017	(574,350)	(46,279)
Natural Gas Swap Futures A	32	November 2016	(218,800)	(23,614)
Natural Gas Swap Futures A	32	January 2017	(228,800)	(33,614)
Natural Gas Swap Futures A	32	December 2016	(229,440)	(34,254)
Natural Gas Swap Futures A	84	June 2017	(572,460)	(44,389)
Natural Gas Swap Futures A	84	May 2017	(563,640)	(35,569)
Natural Gas Swap Futures A	32	February 2017	(225,760)	(30,574)
Natural Gas Swap Futures A	84	April 2017	(554,820)	(26,749)
Natural Gas Swap Futures A	32	October 2016	(197,200)	(2,014)
Natural Gas Swap Futures A	84	September 2017	(577,920)	(49,849)
Natural Gas Swap Futures A	84	August 2017	(572,880)	(44,809)
NY Harbor ULSD Futures A	7	April 2016	(348,537)	(1,645)
Wheat (CBT) Futures A	266	May 2016	(6,297,550)	(1,685)
WTI Crude Futures A	3	April 2016	(115,020)	775

			$(57,413,751)	$(290,707)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Pound Sterling Currency Futures	20	June 2016	$(1,796,625)	$(19,240)
Japanese Yen Currency Futures	22	June 2016	(2,448,600)	(19,511)

			$(4,245,225)	$(38,751)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
CAC40 Index Futures	44	April 2016	$(2,194,713)	$34,926
DAX Index Futures	16	June 2016	(4,551,599)	1,012
U.S. Dollar Index Futures	122	June 2016	(11,538,516)	303,636
Euro Stoxx 50 Index Futures	124	June 2016	(4,135,628)	67,391
FTSE 100 Index Futures	37	June 2016	(3,248,523)	(10,306)
FTSE/JSE Top 40 Index Futures	30	June 2016	(950,836)	(5,664)
FTSE/MIB Index Futures	26	June 2016	(2,617,716)	79,249
Hang Seng Index Futures	62	April 2016	(8,314,914)	(195,134)
H-SHARES Index Futures	87	April 2016	(5,047,948)	(156,159)
IBEX 35 Index Futures	25	April 2016	(2,472,059)	55,619
Mini MSCI EAFE Index Futures	8	June 2016	(650,200)	1,149
Mini MSCI Emerging Markets Index Futures	23	June 2016	(958,985)	(35,911)
NASDAQ 100 E-Mini Futures	52	June 2016	(4,655,300)	(123,517)
Nikkei 225 (SGX) Futures	59	June 2016	(4,397,019)	(26,522)
OMXS30 Index Futures	201	April 2016	(3,328,852)	57,111
E-Mini Russell 2000 Futures	43	June 2016	(4,771,280)	(152,014)
TOPIX Index Futures	24	June 2016	(2,873,517)	(19,393)

			$(66,707,605)	$(124,527)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Austrailia 3-Year Bond Futures	89	June 2016	$(7,638,471)	$(27,644)

			$(7,638,471)	$(27,644)

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Currency Contracts Open on March 31, 2016:

Foreign Currency Contracts
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	ZAR	22,719	4/14/2016	DUB	$884	$—	$884
Buy	EUR	325,607	4/14/2016	DUB	5,565	—	5,565
Buy	SEK	72,983	4/14/2016	DUB	1,014	—	1,014
Buy	EUR	65,944	4/14/2016	DUB	1,137	—	1,137
Buy	ZAR	41,909	4/14/2016	DUB	2,026	—	2,026
Buy	EUR	2,155	4/14/2016	DUB	37	—	37
Buy	JPY	629,343	4/14/2016	DUB	—	(6,767)	(6,767)
Buy	JPY	295,097	4/14/2016	DUB	—	(3,231)	(3,231)
Buy	SEK	101,515	4/14/2016	DUB	1,961	—	1,961
Buy	PHP	162,767	4/14/2016	DUB	2,767	—	2,767
Buy	EUR	203,569	4/14/2016	DUB	2,202	—	2,202
Sell	JPY	39,030	4/14/2016	DUB	—	(371)	(371)
Sell	CAD	12,119	4/14/2016	DUB	—	(195)	(195)
Sell	EUR	23,643	4/14/2016	DUB	—	(257)	(257)
Sell	JPY	185,125	4/14/2016	DUB	—	(1,780)	(1,780)
Sell	CAD	110,021	4/14/2016	DUB	—	(626)	(626)
Sell	EUR	72,146	4/14/2016	DUB	—	(826)	(826)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	INR	225,927	4/18/2016	DUB	$3,642	$—	$3,642
Buy	INR	1,047,851	4/18/2016	DUB	12,664	—	12,664
Buy	INR	489,509	4/18/2016	DUB	8,455	—	8,455
Buy	MYR	17,665,534	4/18/2016	DUB	946,367	—	946,367
Buy	INR	188,273	4/18/2016	DUB	2,697	—	2,697
Buy	INR	263,582	4/18/2016	DUB	4,706	—	4,706
Buy	INR	17,132,819	4/18/2016	DUB	276,597	—	276,597
Buy	INR	866,055	4/18/2016	DUB	11,925	—	11,925
Buy	INR	489,509	4/18/2016	DUB	8,811	—	8,811
Buy	INR	2,216,799	4/18/2016	DUB	27,011	—	27,011
Buy	INR	2,216,949	4/18/2016	DUB	26,687	—	26,687
Buy	INR	1,816,907	4/18/2016	DUB	22,272	—	22,272
Buy	INR	1,054,327	4/18/2016	DUB	17,659	—	17,659
Buy	INR	1,091,982	4/18/2016	DUB	18,083	—	18,083
Buy	INR	2,808,427	4/18/2016	DUB	34,220	—	34,220
Buy	INR	903,709	4/18/2016	DUB	15,018	—	15,018
Buy	INR	14,045,146	4/18/2016	DUB	224,189	—	224,189
Buy	INR	1,016,673	4/18/2016	DUB	15,917	—	15,917
Buy	INR	753,091	4/18/2016	DUB	13,107	—	13,107
Buy	INR	2,808,577	4/18/2016	DUB	34,841	—	34,841
Sell	MYR	384,033	4/18/2016	DUB	—	(8,348)	(8,348)
Sell	MYR	192,017	4/18/2016	DUB	—	(3,915)	(3,915)
Sell	MYR	384,033	4/18/2016	DUB	—	(6,988)	(6,988)
Sell	MYR	64,006	4/18/2016	DUB	—	(3,756)	(3,756)
Buy	KRW	2,971,664	4/22/2016	DUB	493	—	493
Buy	TWD	155,381	4/22/2016	DUB	1,059	—	1,059
Buy	TWD	77,690	4/22/2016	DUB	804	—	804
Buy	KRW	786,617	4/22/2016	DUB	9,710	—	9,710
Buy	TWD	155,381	4/22/2016	DUB	991	—	991
Buy	KRW	16,169,350	4/22/2016	DUB	684,550	—	684,550
Buy	TWD	77,690	4/22/2016	DUB	291	—	291
Buy	TWD	77,690	4/22/2016	DUB	291	—	291
Buy	TWD	155,381	4/22/2016	DUB	2,171	—	2,171
Buy	KRW	2,796,861	4/22/2016	DUB	34,692	—	34,692
Buy	TWD	77,690	4/22/2016	DUB	373	—	373
Buy	KRW	262,206	4/22/2016	DUB	4,496	—	4,496
Buy	KRW	174,804	4/22/2016	DUB	2,990	—	2,990
Buy	TWD	3,262,995	4/22/2016	DUB	30,237	—	30,237
Buy	KRW	437,009	4/22/2016	DUB	7,161	—	7,161
Buy	TWD	77,690	4/22/2016	DUB	247	—	247
Buy	KRW	2,884,262	4/22/2016	DUB	75,250	—	75,250
Buy	TWD	77,690	4/22/2016	DUB	34	—	34
Buy	TWD	233,071	4/22/2016	DUB	1,060	—	1,060
Buy	KRW	437,009	4/22/2016	DUB	4,951	—	4,951
Buy	TWD	3,262,995	4/22/2016	DUB	25,752	—	25,752
Buy	KRW	611,813	4/22/2016	DUB	1,297	—	1,297
Buy	TWD	9,944,367	4/22/2016	DUB	168,599	—	168,599
Buy	TWD	3,262,995	4/22/2016	DUB	36,198	—	36,198
Buy	TWD	2,330,711	4/22/2016	DUB	20,886	—	20,886
Buy	KRW	786,617	4/22/2016	DUB	14,085	—	14,085
Sell	TWD	77,690	4/22/2016	DUB	—	(19)	(19)
Sell	TWD	77,690	4/22/2016	DUB	—	(533)	(533)
Sell	TWD	77,690	4/22/2016	DUB	2	—	2
Sell	TWD	155,381	4/22/2016	DUB	—	(1,936)	(1,936)
Sell	TWD	77,690	4/22/2016	DUB	—	(918)	(918)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	TWD	155,381	4/22/2016	DUB	$—	$(1,998)	$(1,998)
Sell	TWD	77,690	4/22/2016	DUB	—	(909)	(909)
Sell	TWD	77,690	4/22/2016	DUB	—	(231)	(231)
Sell	TWD	77,690	4/22/2016	DUB	30	—	30
Sell	TWD	77,690	4/22/2016	DUB	—	(439)	(439)
Sell	TWD	77,690	4/22/2016	DUB	—	(973)	(973)
Sell	TWD	155,381	4/22/2016	DUB	—	(1,894)	(1,894)
Sell	TWD	233,071	4/22/2016	DUB	—	(930)	(930)
Buy	BRL	578,477	4/4/2016	HUS	48,159	—	48,159
Buy	BRL	139,057	4/4/2016	HUS	4,684	—	4,684
Buy	BRL	2,030,231	4/4/2016	HUS	195,963	—	195,963
Buy	BRL	83,434	4/4/2016	HUS	6,170	—	6,170
Buy	BRL	4,088,273	4/4/2016	HUS	428,279	—	428,279
Buy	BRL	139,057	4/4/2016	HUS	3,724	—	3,724
Buy	BRL	1,566,615	4/4/2016	HUS	157,449	—	157,449
Buy	BRL	83,434	4/4/2016	HUS	6,184	—	6,184
Buy	BRL	361,548	4/4/2016	HUS	27,220	—	27,220
Buy	BRL	83,434	4/4/2016	HUS	5,621	—	5,621
Buy	BRL	55,623	4/4/2016	HUS	1,425	—	1,425
Buy	BRL	139,057	4/4/2016	HUS	10,317	—	10,317
Buy	BRL	83,434	4/4/2016	HUS	2,065	—	2,065
Buy	BRL	166,868	4/4/2016	HUS	2,768	—	2,768
Buy	BRL	3,281,743	4/4/2016	HUS	312,144	—	312,144
Buy	BRL	1,242,335	4/4/2016	HUS	127,619	—	127,619
Buy	BRL	417,171	4/4/2016	HUS	30,991	—	30,991
Buy	BRL	472,794	4/4/2016	HUS	44,485	—	44,485
Buy	BRL	55,623	4/4/2016	HUS	1,487	—	1,487
Buy	BRL	111,246	4/4/2016	HUS	7,514	—	7,514
Buy	BRL	361,548	4/4/2016	HUS	34,216	—	34,216
Buy	BRL	139,057	4/4/2016	HUS	10,314	—	10,314
Buy	BRL	1,896,736	4/4/2016	HUS	159,157	—	159,157
Buy	BRL	305,925	4/4/2016	HUS	3,785	—	3,785
Buy	BRL	111,246	4/4/2016	HUS	7,305	—	7,305
Buy	BRL	444,982	4/4/2016	HUS	41,838	—	41,838
Buy	BRL	305,925	4/4/2016	HUS	29,210	—	29,210
Buy	BRL	55,623	4/4/2016	HUS	1,879	—	1,879
Buy	BRL	1,585,249	4/4/2016	HUS	152,742	—	152,742
Sell	BRL	27,811	4/4/2016	HUS	—	(1,478)	(1,478)
Sell	BRL	15,908,111	4/4/2016	HUS	—	(326,526)	(326,526)
Sell	BRL	389,359	4/4/2016	HUS	—	(19,664)	(19,664)
Sell	BRL	1,223,701	4/4/2016	HUS	—	(79,566)	(79,566)
Sell	BRL	834,342	4/4/2016	HUS	—	(9,894)	(9,894)
Sell	BRL	55,623	4/4/2016	HUS	—	(2,969)	(2,969)
Sell	BRL	83,434	4/4/2016	HUS	—	(4,441)	(4,441)
Sell	BRL	417,171	4/4/2016	HUS	—	(7,725)	(7,725)
Sell	BRL	111,246	4/4/2016	HUS	—	(6,864)	(6,864)
Sell	BRL	55,623	4/4/2016	HUS	—	(2,955)	(2,955)
Sell	BRL	55,623	4/4/2016	HUS	—	(3,444)	(3,444)
Sell	BRL	639,662	4/4/2016	HUS	—	(9,628)	(9,628)
Sell	BRL	111,246	4/4/2016	HUS	—	(6,910)	(6,910)
Sell	BRL	417,171	4/4/2016	HUS	—	(10,523)	(10,523)
Sell	BRL	55,623	4/4/2016	HUS	—	(3,373)	(3,373)
Buy	CLP	74,571	4/15/2016	HUS	1,333	—	1,333
Buy	CLP	74,571	4/15/2016	HUS	1,795	—	1,795

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CLP	74,571	4/15/2016	HUS	$1,077	$—	$1,077
Buy	CLP	74,571	4/15/2016	HUS	1,341	—	1,341
Buy	COP	133,278	4/15/2016	HUS	8,601	—	8,601
Buy	COP	66,639	4/15/2016	HUS	3,880	—	3,880
Buy	COP	66,639	4/15/2016	HUS	3,576	—	3,576
Buy	COP	66,639	4/15/2016	HUS	4,747	—	4,747
Buy	CLP	149,143	4/15/2016	HUS	1,880	—	1,880
Buy	CLP	74,571	4/15/2016	HUS	1,844	—	1,844
Buy	CLP	74,571	4/15/2016	HUS	1,756	—	1,756
Buy	COP	466,474	4/15/2016	HUS	30,812	—	30,812
Buy	COP	66,639	4/15/2016	HUS	3,325	—	3,325
Buy	CLP	74,571	4/15/2016	HUS	1,252	—	1,252
Buy	COP	399,835	4/15/2016	HUS	26,479	—	26,479
Buy	CLP	149,143	4/15/2016	HUS	2,360	—	2,360
Buy	CLP	74,571	4/15/2016	HUS	921	—	921
Buy	CLP	74,571	4/15/2016	HUS	2,818	—	2,818
Buy	CLP	74,571	4/15/2016	HUS	1,865	—	1,865
Buy	COP	66,639	4/15/2016	HUS	3,797	—	3,797
Buy	CLP	149,143	4/15/2016	HUS	3,487	—	3,487
Buy	CLP	74,571	4/15/2016	HUS	2,139	—	2,139
Buy	CLP	149,143	4/15/2016	HUS	3,272	—	3,272
Buy	CLP	74,571	4/15/2016	HUS	1,415	—	1,415
Buy	CLP	149,143	4/15/2016	HUS	—	(258)	(258)
Buy	CLP	149,143	4/15/2016	HUS	61	—	61
Buy	CLP	74,571	4/15/2016	HUS	1,112	—	1,112
Buy	CLP	74,571	4/15/2016	HUS	1,206	—	1,206
Buy	CLP	149,143	4/15/2016	HUS	2,631	—	2,631
Buy	CLP	12,900,825	4/15/2016	HUS	375,847	—	375,847
Buy	CLP	74,571	4/15/2016	HUS	1,248	—	1,248
Buy	CLP	74,571	4/15/2016	HUS	891	—	891
Buy	COP	66,639	4/15/2016	HUS	3,798	—	3,798
Buy	CLP	74,571	4/15/2016	HUS	1,645	—	1,645
Buy	CLP	74,571	4/15/2016	HUS	1,630	—	1,630
Buy	CLP	74,571	4/15/2016	HUS	1,263	—	1,263
Buy	COP	66,639	4/15/2016	HUS	3,717	—	3,717
Buy	CLP	74,571	4/15/2016	HUS	1,995	—	1,995
Buy	COP	66,639	4/15/2016	HUS	2,957	—	2,957
Buy	CLP	74,571	4/15/2016	HUS	1,191	—	1,191
Buy	CLP	74,571	4/15/2016	HUS	1,730	—	1,730
Buy	CLP	149,143	4/15/2016	HUS	2,756	—	2,756
Buy	CLP	149,143	4/15/2016	HUS	1,886	—	1,886
Buy	CLP	74,571	4/15/2016	HUS	1,646	—	1,646
Buy	COP	66,639	4/15/2016	HUS	3,282	—	3,282
Buy	COP	66,639	4/15/2016	HUS	3,510	—	3,510
Buy	CLP	74,571	4/15/2016	HUS	940	—	940
Buy	CLP	149,143	4/15/2016	HUS	3,748	—	3,748
Sell	CLP	1,043,997	4/15/2016	HUS	—	(3,647)	(3,647)
Sell	CLP	1,043,997	4/15/2016	HUS	—	(2,826)	(2,826)
Buy	BRL	15,781,572	5/3/2016	HUS	303,811	—	303,811
Buy	BRL	27,590	5/3/2016	HUS	263	—	263
Buy	BRL	55,180	5/3/2016	HUS	522	—	522
Buy	BRL	27,590	5/3/2016	HUS	253	—	253
Buy	BRL	27,590	5/3/2016	HUS	259	—	259
Buy	GBP	475,513	4/14/2016	RBS	—	(1,228)	(1,228)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	HKD	179,743	4/14/2016	RBS	$—	$(19)	$(19)
Buy	AUD	1,063,518	4/14/2016	RBS	7,458	—	7,458
Sell	KRW	1,079,440	4/14/2016	RBS	—	(64,379)	(64,379)
Sell	AUD	161,264	4/14/2016	RBS	—	(3,059)	(3,059)
Sell	GBP	48,289	4/14/2016	RBS	—	(432)	(432)
Sell	AUD	4,039,723	4/14/2016	RBS	—	(109,561)	(109,561)
Sell	HKD	272,200	4/14/2016	RBS	146	—	146
Buy	PEN	150,007	5/13/2016	RBS	—	(202)	(202)
Buy	PEN	150,007	5/13/2016	RBS	—	(281)	(281)
Buy	PEN	75,004	5/13/2016	RBS	709	—	709
Buy	PEN	150,007	5/13/2016	RBS	—	(89)	(89)
Buy	PEN	150,007	5/13/2016	RBS	—	(89)	(89)
Buy	PEN	75,004	5/13/2016	RBS	1,694	—	1,694
Buy	PEN	100,205	5/13/2016	RBS	—	(189)	(189)
Buy	PEN	75,004	5/13/2016	RBS	1,769	—	1,769
Buy	PEN	75,004	5/13/2016	RBS	868	—	868
Buy	PEN	1,650,080	5/13/2016	RBS	38,528	—	38,528
Buy	PEN	75,004	5/13/2016	RBS	1,595	—	1,595
Buy	PEN	2,100,101	5/13/2016	RBS	—	(739)	(739)
Buy	PEN	99,905	5/13/2016	RBS	1	—	1
Buy	PEN	99,905	5/13/2016	RBS	—	(149)	(149)
Buy	PEN	150,007	5/13/2016	RBS	—	(66)	(66)
Buy	PEN	75,004	5/13/2016	RBS	842	—	842
Buy	PEN	75,004	5/13/2016	RBS	597	—	597
Buy	PEN	75,004	5/13/2016	RBS	2,000	—	2,000
Buy	PEN	75,004	5/13/2016	RBS	1,289	—	1,289
Buy	PEN	75,004	5/13/2016	RBS	1,630	—	1,630

					$5,636,571	$(731,013)	$4,905,558

Glossary

Counterparty Abbreviations:

DUB	Deutsche Bank AG	HUS	HSBC Bank USA	RBS	Royal Bank Of Scotland

Currency Abbreviations:

AUD	Australian Dollar	GBP	Pound Sterling	PEN	Peruvian Nuevo Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	TWD	New Taiwan Dollar
COP	Colombian Peso	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MYR	Malaysian Ringgit

Exchange Abbreviations:

LME	London Metal Exchange	OSE	Oslo Stock Exchange	SGX	Singapore Stock Exchange
JSE	Johannesburg Stock Exchange

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany	Euribor	Euro Interbank Offer Rate	Sugar #11	World Benchmark for raw sugar
Bund	German Federal Government Bond	Gilt	Bank of England Bonds	USLD	Ultra-low-sulfur diesel
Buxl	Long term debt that is issued by the Federal Republic of Germany	LIBOR	London Interbank Offer Rate	WTI	West Texas Intermediate
CBT	Chicago Board of Trade	RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
Coffee “C”	World Benchmark for Arabica coffee	SPI 200	Australian Equity Market Index Future

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

TOP ACTIVE EXPOSURES BY ASSET CLASS

COMMODITIES		% of VaR
Gold Futures	Long	3.93
Sugar	Long	2.91
Aluminum	Short	2.40
Natural Gas	Short	2.23
Corn	Short	2.17

CURRENCIES		% of VaR
AUD/USD	Long	5.16
EUR/USD	Long	4.22
KRW/USD	Long	3.67
BRL/USD	Long	3.62
INR/USD	Long	3.16

EQUITIES		% of VaR
Hang Send Index	Short	2.03
H-Shares Index	Short	1.74
DAX Index	Short	1.45
S&P 500 Index	Long	1.43
Nikkei Index	Short	1.37

FIXED INCOME		% of VaR
U.S. Treasury Futures	Long	5.75
Japanese Bonds	Long	3.01
Australian Bonds	Long	2.90
Gilts	Long	2.54
Eurodollar	Long	2.33

ASSET CLASS EXPOSURE	% of VaR
Currencies	33.3
Fixed Income	24.3
Commodities	22.1
Equities	20.3

HOLDINGS SUMMARY
Number of Long Holdings	22
Number of Short Holdings	27
Number of Currency Pairs	17

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares		Fair Value
			(000’s)
LONG SECURITIES
COMMON STOCKS - 11.88%
CONSUMER DISCRETIONARY - 3.45%
Hotels, Restaurants & Leisure - 0.85%
Carnival Corp.	17,103		$903

Household Durables - 0.54%
Lennar Corp., Class B	14,781		572

Internet & Catalog Retail - 0.60%
Liberty Tripadvisor Holdings, Inc.A	28,703		636

Media - 0.90%
Liberty Media Corp., Class CA	9,935		378
News Corp., Class A	23,331		298
Viacom, Inc., Class B	6,988		288

			964

Specialty Retail - 0.56%
Office Depot, Inc.A	28,179		200
Restoration Hardware Holdings, Inc.A	9,377		393

			593

Total Consumer Discretionary			3,668

CONSUMER STAPLES - 0.11%
Food Products - 0.11%
Nomad Foods Ltd. A	13,338		120

ENERGY - 0.03%
Oil & Gas - 0.03%
Seadrill Ltd. A	9,400		31

FINANCIALS - 4.37%
Banks - 0.13%
Credit Suisse Group AG, ADRB	9,683		137

Diversified Financials - 4.24%
AR Capital Acquisition Corp.A D	67,331		663
Arowana, Inc.A D	2,500	C	25
Bank of America Corp.	1,509		20
Barington/Hilco Acquisition Corp.A D	2,024		20
Boulevard Acquisition Corp. IIA D	66,358		636
Boulevard Acquisition Corp. IIA D	9,464	C	94
Capitol Acquisition Corp. IIIA D	9,300	C	92
Double Eagle Acquisition Corp.A D	8,011	C	80
DT Asia Investments Ltd.A	6,165		63
Electrum Special Acquisition Corp.A D	68,228		658
Garnero Group Acquisition Co.A D	1,345		13
Gores Holdings, Inc.A D	9,000	C	90
GP Investments Acquisition Corp.A D	2,660		25
Harmony Merger Corp.A	846		8
Hennessy Capital Acquisition Corp. IIA D	56,686	C	557
Hydra Industries Acquisition Corp.A D	15,534		153
Industrivarden AB	14,886		254
Pace Holdings Corp.A D	8,011	C	80

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares		Fair Value
			(000’s)
Quinpario Acquisition Corp. 2A D	13,513		$132
Terrapin 3 Acquisition Corp.A D	18,332		181
WL Holding Corp.A	67,825		680

			4,524

Total Financials			4,661

HEALTH CARE - 0.25%
Health Care Providers & Services - 0.25%
Alere, Inc.A	4,800		243
Kindred Healthcare, Inc.	1,544		19

Total Health Care			262

INDUSTRIALS - 1.72%
Aerospace & Defense - 0.56%
HEICO Corp.	12,648		602

Commercial Services & Supplies - 0.14%
Apollo Group, Inc., Class AA	18,700		154

Machinery - 1.02%
Blount International, Inc.A	25,000		250
Volvo AB, A Shares	77,014		848

			1,098

Total Industrials			1,854

INFORMATION TECHNOLOGY - 1.03%
Electronic Equipment & Instruments - 0.18%
The ADT Corp.	4,700		194

Internet Software & Services - 0.65%
Alphabet, Inc., Class CA	88		66
Global Eagle Entertainment, Inc.A	13,090		112
Qihoo 360 Technology Co., Ltd., ADRA B	3,022		228
Yahoo! Inc.A	8,014		295

			701

Semiconductor Equipment & Products - 0.20%
Fairchild Semiconductor International, Inc.A	10,897		218

Total Information Technology			1,113

MATERIALS - 0.29%
Chemicals - 0.01%
Delta Technology Holdings Ltd.A	17,778		14

Metals & Mining - 0.28%
Industrias Penoles S.A.B. de C.V.	24,022		304

Total Materials			318

UTILITIES - 0.63%
Electric - 0.63%
Black Hills Corp. D	10,000	C	676

Total COMMON STOCKS (Cost $12,277)			12,703

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
WARRANTS - 10.40%
CONSUMER DISCRETIONARY - 0.92%
Automobiles - 0.06%
Blue Bird Corp., 2/24/2020, Strike Price $11.50	60,432	$60

Hotels, Restaurants & Leisure - 0.77%
Chanticleer Holdings, Inc., 6/21/2017, Strike Price $5.00	13,325	1
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50	337,197	827

		828

Media - 0.09%
Hemisphere Media Group, Inc., 4/4/2018, Strike Price $12.00	119,546	94

Retail - 0.00%
KBS Fashion Group Ltd., 1/22/2018, Strike Price $11.50 J	40,000	—

Total Consumer Discretionary		982

ENERGY - 0.05%
Energy - 0.05%
FieldPoint Petroleum Corp., 3/23/2018, Strike Price $4.00	42,260	2
Sunworks, Inc., 3/9/2020, Strike Price $4.15	73,040	53

		55

Oil & Gas - 0.00%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00	61,086	2

Total Energy		57

FINANCIALS - 6.69%
Banks - 6.68%
Associated Banc-Corp., 11/21/2018, Strike Price $19.77	81,939	195
Capital One Financial Corp., 11/14/2018, Strike Price $42.07	15,776	451
JPMorgan Chase & Co., 10/28/2018, Strike Price $42.20	143,987	2,548
M&T Bank Corp., 12/23/2018, Strike Price $73.86	1,899	72
PNC Financial Services Group, Inc., 12/31/2018, Strike Price $67.33	64,518	1,310
SunTrust Banks, Inc., 11/14/2018, Strike Price $44.15	274,397	944
TCF Financial Corp., 11/14/2018, Strike Price $16.93	94,236	139
Texas Capital Bancshares, Inc., 1/16/2019, Strike Price $14.84	2,368	57
Valley National Bancorp, 11/14/2018, Strike Price $16.11	42,943	6
Washington Federal, Inc., 11/14/2018, Strike Price $17.57	24,809	154
Wells Fargo & Co., 10/28/2018, Strike Price $33.90	14,162	222
Wintrust Financial Corp., 12/19/2018, Strike Price $22.82	10,643	235
Zions Bancorporation, 5/22/2020, Strike Price $36.20	340,465	807

		7,140

Diversified Financials - 0.01%
Arowana, Inc., 5/1/2020, Strike Price $12.50D	117,141	10

Total Financials		7,150

HEALTH CARE - 0.27%
Biotechnology - 0.14%
BioTime, Inc., 10/1/2018, Strike Price $5.00	180,875	114
ContraFect Corp., 1/31/2017, Strike Price $4.80	48,649	24

		138

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Health Care Equipment & Supplies - 0.02%
LabStyle Innovations Corp., 3/8/2021, Strike Price $5.63	26,043	$25

Pharmaceuticals - 0.11%
CEL-SCI Corp., 10/11/2018, Strike Price $1.25	20,000	3
EyeGate Pharmaceuticals, Inc., 7/31/2020, Strike Price $10.62	24,172	12
Kitov Pharmaceuticals Holdings Ltd., 11/20/2020, Strike Price $4.13	77,514	86
Medgenics, Inc., 4/12/2016, Strike Price $6.00 J	6,225	—
Oculus Innovative Sciences, Inc., 1/21/2020, Strike Price $1.30	70,594	20

		121

Total Health Care		284

INDUSTRIALS - 0.03%
Chemicals - 0.03%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50	27,770	26

Commercial Services & Supplies - 0.00%
Tempus Applied Solutions Holdings, Inc., 7/31/2020, Strike Price $11.50	37,152	4

Total Industrials		30

INFORMATION TECHNOLOGY - 0.20%
Computers & Peripherals - 0.20%
Applied DNA Sciences, Inc., 11/14/2019, Strike Price $3.50	111,617	192
Eastman Kodak Co., 9/3/2018, Strike Price $14.93	2,835	7
Eastman Kodak Co., 9/3/2018, Strike Price $16.12	5,983	10

		209

Information / Data Technology - 0.00%
DragonWave, Inc., 8/1/2016, Strike Price $2.25 J	10,000	—

Software & Services - 0.00%
RMG Networks Holding Corp., 4/8/2018, Strike Price $11.50 J	6,250	—

Total Information Technology		209

MATERIALS - 2.24%
Construction Materials - 1.64%
Tecnoglass, Inc., 12/16/2016, Strike Price $8.00	3,846	17
US Concrete, Inc., 8/31/2017, Strike Price $22.69	10,631	395
US Concrete, Inc., 8/31/2017, Strike Price $26.68	40,538	1,349

		1,761

Metals & Mining - 0.60%
Franco-Nevada Corp., 6/16/2017, Strike Price $75.00	52,413	595
New Gold, Inc., 6/28/2017, Strike Price $15.00	62,717	3
Stornoway Diamond Corp., 7/8/2016, Strike Price $0.90	324,489	37

		635

Total Materials		2,397

Total WARRANTS (Cost $11,217)		11,109

CONVERTIBLE PREFERRED STOCKS - 14.40%
CONSUMER - 0.00%
Tyson Foods, Inc., 4.75%, Due 7/15/2017	44	3

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
ENERGY - 1.01%
Oil & Gas - 0.15%
Southwestern Energy Co., 6.25%, Due 1/15/2018	7,988	$157

Oilfield Mach./Service - 0.85%
McDermott International, Inc., 6.25%, Due 4/1/2017	60,000	903

Power - 0.01%
SunEdison, Inc., 6.75%, Due 12/31/2029	500	15

Total Energy		1,075

FINANCE - 4.02%
HMO - 0.78%
Anthem, Inc., 5.25%, Due 5/1/2018	17,758	829

Insurance - 1.31%
Maiden Holdings Ltd., 7.25%, Due 9/15/2016	28,710	1,395

Real Estate Investment Trusts - 1.93%
Crown Castle International Corp., 4.50%, Due 11/1/2016	10,503	1,126
Forestar Group, Inc., 6.00%, Due 12/15/2016	45,000	740
Invesco Mortgage Capital, Inc., 7.75%, Due 12/31/2049	9,187	206

		2,072

Total Finance		4,296

MANUFACTURING - 1.45%
William Lyon Homes, Inc., 6.50%, Due 12/01/2017	20,200	1,551

SERVICE - 6.03%
Other Service - 1.80%
Amsurg Corp., 5.25%, Due 7/1/2017	2,846	400
Stericycle, Inc., 5.25%, Due 9/15/2018	16,301	1,515

		1,915

Pharmaceuticals - 4.23%
Allergan PLC, 5.50%, Due 3/1/2018E	2,981	2,740
Teva Pharmaceutical Industries Ltd., 7.00%, Due 12/15/2018	2,000	1,768

		4,508

Total Service		6,423

TELECOMMUNICATIONS - 0.89%
Frontier Communications Corp., 11.125%, Due 6/29/2018	4,000	418
Intelsat S.A., 5.75%, Due 5/1/2016	74,660	533

Total Telecommunications		951

UTILITIES - 1.00%
Dominion Resources, Inc., 6.375%, Due 7/1/2017	19,863	999
NextEra Energy, Inc., 5.799%, Due 9/1/2016	1,135	69
NextEra Energy, Inc., 6.371%, Due 9/1/2018	66	4

Total Utilities		1,072

Total CONVERTIBLE PREFERRED STOCKS (Cost $15,740)		15,371

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCKS - 1.07%
FINANCE - 1.07%
Citigroup, Inc., 6.875%, Due 12/31/2049	9,689	$265
Citigroup, Inc., 7.125%, Due 12/31/2049	10,800	295
Goldman Sachs Group, Inc., 5.50%, Due 12/31/2049	11,300	283
Morgan Stanley, 7.125%, Due 12/31/2049	10,485	298

Total Finance		1,141

Total PREFERRED STOCKS (Cost $1,103)		$1,141

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 20.53%
Auto Manufacturing - 2.68%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/2016	$515	377
Tesla Motors, Inc., 1.50%, Due 6/1/2018	1,350	2,481

		2,858

Electric - 0.87%
Chugoku Electric Power Co., 0.01%, Due 3/25/2020	100,000	926

Electronics - 2.87%
NVIDIA Corp., 1.00%, Due 12/1/2018	1,250	2,230
SunPower Corp., 4.00%, Due 1/15/2023F	833	844

		3,074

Information / Data Technology - 0.93%
Unisys Corp., 5.50%, Due 3/1/2021F	1,000	994

Internet Tech - 3.96%
j2 Global, Inc., 3.25%, Due 6/15/2029	1,000	1,085
Priceline Group, Inc., 1.00%, Due 3/15/2018	1,000	1,433
Vipshop Holdings Ltd., 1.50%, Due 3/15/2019	725	727
Yahoo, Inc., 0.01%, Due 12/1/2018	1,000	988

		4,233

Manufacturing - 0.45%
Toll Brothers Finance Corp., 0.50%, Due 9/15/2032	500	485

Pharmaceuticals - 1.28%
Depomed, Inc., 2.50%, Due 9/1/2021	1,100	1,028
Horizon Pharma Investment Ltd., 2.50%, Due 3/15/2022	400	341

		1,369

Real Estate Investment Trusts - 1.68%
SL Green Operating Partnership LP, 3.00%, Due 10/15/2017 F G	1,400	1,789

Retail - 0.55%
Restoration Hardware Holdings, Inc., 0.01%, Due 7/15/2020 F	802	592

Service - 0.86%
Monster Worldwide, Inc., 3.50%, Due 10/15/2019	1,000	914

Telecom - 4.40%
America Movil S.A.B. de C.V., 5.50%, Due 9/17/2018	700	854
Ciena Corp., 3.75%, Due 10/15/2018F	1,000	1,183
Telefonica Participacion Co., 4.90%, Due 9/25/2017	2,600	2,658

		4,695

Total CONVERTIBLE OBLIGATIONS (Cost $21,980)		21,930

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 0.45% (Cost $477)
Information / Data Technology - 0.45%
Nuance Communications, Inc., 2.75%, Due 11/1/2031	$475	$476

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.86%
Fannie Mae Interest Strip,
8.50%, Due 3/25/2023, 211 2	323	64
5.00%, Due 4/25/2034, 351 5	348	70
5.50%, Due 8/25/2035, 359 14	1,392	277
5.50%, Due 10/25/2035, 359 12	1,370	302
Fannie Mae REMICS,
6.50%, Due 3/25/2027, 1997 9 CL H	1,067	181
7.317%, Due 3/25/2032, 2002 8 SCH	179	39
6.567%, Due 9/25/2032, 2002 90 DSH	1,088	214
7.567%, Due 12/25/2032, 2002 86 USH	718	167
4.50%, Due 12/25/2033, 2003 119 GI	152	27
6.167%, Due 2/25/2035, 2005 2 SH	231	46
6.197%, Due 7/25/2035, 2005 66 LSH	2,690	554
6.267%, Due 3/25/2036, 2006 8 HLH	2,281	487
6.137%, Due 6/25/2036, 2006 44 SFH	2,487	445
5.617%, Due 11/25/2036, 2008 50 SAH	226	42
6.207%, Due 12/25/2036, 2006 117 SAH	1,839	369
6.067%, Due 2/25/2037, 2007 1 NIH	1,894	320
7.00%, Due 2/25/2037, 381 17	1,185	290
5.00%, Due 3/25/2039, 2009 11 TI	1,230	214
5.00%, Due 2/25/2040, 2010 16 PI	202	32
6.047%, Due 7/25/2040, 2010 68 SCH	1,574	332
8.723%, Due 12/25/2041, 2011 130 NYH	452	506
5.50%, Due 12/25/2043, 2014 38 QI	2,134	414
5.00%, Due 5/25/2045, 2015 30 EI	2,029	384
5.50%, Due 5/25/2045, 2015 30 IO	2,200	472
5.00%, Due 10/25/2045, 2015 70 JI	1,777	339
1.783%, Due 6/25/2055, 2015 42 AI	4,324	289
1.594%, Due 9/25/2055, 2015 64 SK	7,695	493
Freddie Mac REMICS,
7.664%, Due 2/15/2028, 2526 SWH	139	32
8.50%, Due 1/15/2030, 2206 IO	148	40
7.00%, Due 4/15/2032, 2525 IK	132	47
7.364%, Due 6/15/2032, 3489 SDH	146	31
12.684%, Due 7/15/2033, 2647 IVH	703	380
5.614%, Due 3/15/2035, 2950 SNH	1,039	168
6.264%, Due 10/15/2036, 3232 STH	212	36
5.884%, Due 12/15/2036, 3257 SIH	745	143
6.254%, Due 12/15/2036, 3256 SH	1,405	298
6.044%, Due 7/15/2037, 3510 CIH	2,362	486
1.00%, Due 3/15/2038, 3421 IO	15,444	566
8.228%, Due 5/15/2041, 3866 DSH	361	418
6.319%, Due 9/15/2041, 3997 ESH	453	487
1.706%, Due 10/15/2041, 4413 WI	1,206	80
0.916%, Due 4/15/2043, 4517 KIH	8,006	214

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
6.00%, Due 11/15/2043, 4472 IJ	$1,554	$358
6.00%, Due 6/15/2045, 4496 ID	1,742	325
Ginnie Mae REMIC Trust,
6.559%, Due 2/17/2029, 1999 40 TWH	251	52
7.059%, Due 5/16/2031, 2001 22 SDH	434	105
7.059%, Due 6/16/2032, 2002 41 SYH	136	25
7.259%, Due 2/16/2033, 2003 11 SKH	320	57
7.218%, Due 6/20/2033, 2004 56 SH	473	103
5.989%, Due 10/16/2033, 2003 92 SNH	202	32
6.168%, Due 11/20/2033, 2003 98 SCH	1,332	287
6.718%, Due 11/20/2033, 2004 37 SMH	1,721	146
6.109%, Due 5/16/2034, 2004 40 SBH	2,783	500
6.668%, Due 6/20/2034, 2004 46 S	2,202	476
5.668%, Due 9/20/2034, 2004 86 SPH	198	28
5.50%, Due 1/20/2035, 2015 179 IV	2,065	85
5.668%, Due 1/20/2035, 2009 25 SBH	4,282	243
5.00%, Due 6/20/2035, 2014 183 IM	1,708	422
6.359%, Due 8/16/2036, 2006 47 SAH	142	32
6.119%, Due 11/16/2036, 2008 83 SDH	121	26
6.218%, Due 12/20/2037, 2007 81 SPH	2,943	562
5.959%, Due 5/16/2038, 2008 40 SAH	327	62
5.00%, Due 9/20/2038, 2016 12 KI	1,325	335
5.50%, Due 5/16/2039, 2009 776 GI	1,380	215
4.50%, Due 9/20/2039, 2013 88 WI	508	61
4.00%, Due 2/20/2040, 2015 162 LI	2,885	303
5.00%, Due 12/20/2040, 2010 163 IO	2,279	430
5.00%, Due 5/16/2042, 2013 44 IB	505	117
5.00%, Due 6/20/2043, 2013 86 IA	393	82
6.259%, Due 8/16/2043, 2013 113 SDH	2,177	437
5.718%, Due 11/20/2043, 2013 165 STH	227	42
0.994%, Due 1/16/2044, 2015 80 HI	3,729	143
5.50%, Due 1/20/2044, 2014 2 TI	565	103
6.00%, Due 5/20/2044, 2016 1 IO	3,287	486
6.362%, Due 11/20/2044, 2014 161 SLH	214	50
7.00%, Due 8/20/2045, 2015 111 YI	458	95
5.00%, Due 12/16/2045, 2015 180 CI	1,516	382

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,162)		18,002

	Shares
INVESTMENT COMPANIES - 3.18%
CLOSED END FUNDS - 3.18%
AllianzGI Convertible & Income Fund	76,939	427
AllianzGI Convertible & Income Fund II	32,466	158
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	28,900	354
Alpine Global Premier Properties Fund	45,400	254
BlackRock Credit Allocation Income Trust	21,467	269
BlackRock Resources & Commodities Strategy Trust	44,693	322
Cohen & Steers REIT and Preferred Income Fund, Inc.	21,610	409
Invesco Dynamic Credit Opportunities Fund	39,185	421

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
LMP Capital and Income Fund, Inc.	16,313	$202
New America High Income Fund, Inc.	19,254	155
Royce Micro-Cap Trust, Inc.	27,652	194
Swiss Helvetia Fund, Inc.	10,930	111
WisdomTree Japan Hedged Equity Fund	2,726	119

Total Closed End Funds		3,395

Total INVESTMENT COMPANIES (Cost $3,411)		3,395

EXCHANGE TRADED INSTRUMENTS - 5.21%
EXCHANGE TRADED FUNDS - 4.91%
CurrencyShares British Pound Sterling Trust	9,628	1,353
CurrencyShares Japanese Yen Trust	2,000	172
iShares China Large-Cap Fund	2,699	91
iShares Russell 2000 Index Fund	5,944	658
Market Vectors Russia ETF	7,333	120
PowerShares DB US Dollar Index Bullish Fund	115,553	2,836

Total Exchange Traded Funds		5,230

EXCHANGE TRADED NOTES - 0.30%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	19,735	316

Total EXCHANGE TRADED INSTRUMENTS (Cost $5,559)		5,546

SHORT-TERM INVESTMENTS - 14.47% (Cost $15,454)
American Beacon U.S. Government Money Market Select Fund, Select ClassK	15,453,893	15,454

Total SECURITIES HELD LONG (Cost: $105,380)		105,127

SECURITIES SOLD SHORT
COMMON STOCKS - (56.12%)
CONSUMER DISCRETIONARY - (10.07%)
Automobiles - (3.23%)
Blue Bird Corp.A	(9,531)	(103)
Ferrari N.V.	(16,377)	(683)
Fiat Chrysler Automobiles N.V.	(29,668)	(239)
Tesla Motors, Inc.A	(10,507)	(2,415)

		(3,440)

Homebuilders - (1.18%)
William Lyon Homes, Inc., Class AA	(87,206)	(1,264)

Hotels, Restaurants & Leisure - (2.14%)
Carnival PLC, ADRB E	(17,116)	(929)
Del Taco Restaurants, Inc.A	(130,751)	(1,351)

		(2,280)

Household Durables - (0.67%)
Lennar Corp., Class A	(14,778)	(714)

Internet & Catalog Retail - (1.78%)
priceline.com, Inc.A	(857)	(1,104)
TripAdvisor, Inc.A	(11,830)	(787)

		(1,891)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Media - (1.07%)
Hemisphere Media Group, Inc.A	(12,147)	$(159)
Liberty Media Corp.A	(9,935)	(384)
News Corp., Class B	(22,747)	(301)
Viacom, Inc., Class A	(6,582)	(298)

		(1,142)

Total Consumer Discretionary		(10,731)

CONSUMER STAPLES - (0.00%)
Tyson Foods, Inc., Class A	(71)	(5)

ENERGY - (0.86%)
Energy Equipment & Services - (0.73%)
McDermott International, Inc.A	(191,031)	(782)

Oil & Gas - (0.13%)
Southwestern Energy Co.A	(16,764)	(135)

Total Energy		(917)

FINANCIALS - (22.78%)
Banks - (11.38%)
Associated Banc-Corp.	(37,417)	(671)
M&T Bank Corp.	(1,494)	(166)
PNC Financial Services Group, Inc.	(48,450)	(4,096)
SunTrust Banks, Inc.	(96,564)	(3,484)
TCF Financial Corp.	(30,737)	(377)
Washington Federal, Inc.	(17,168)	(389)
Wintrust Financial Corp.	(9,846)	(437)
Zions Bancorporation	(104,743)	(2,536)

		(12,156)

Diversified Financials - (8.13%)
Capital One Financial Corp.	(12,278)	(850)
Industrivarden AB	(14,897)	(279)
JPMorgan Chase & Co.	(115,125)	(6,817)
Texas Capital Bancshares, Inc.A	(2,112)	(81)
Wells Fargo & Co.	(13,467)	(651)

		(8,678)

Insurance - (0.70%)
Maiden Capital Financing Trust	(57,560)	(745)

Real Estate - (2.57%)
Crown Castle International Corp.I	(7,380)	(638)
Forestar Group, Inc.A	(56,100)	(732)
SL Green Realty Corp.I	(12,936)	(1,253)
Weyerhaeuser Co.I	(3,945)	(122)

		(2,745)

Total Financials		(24,324)

HEALTH CARE - (4.84%)
Biotechnology - (0.56%)
Anacor Pharmaceuticals, Inc.A	(6,500)	(351)
BioTime, Inc.A	(65,016)	(187)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
ContraFect Corp.A	(13,362)	$(45)
Oncocyte Corp.A	(2,718)	(13)

		(596)

Health Care Providers & Services - (0.77%)
Amsurg Corp.A	(5,006)	(373)
Anthem, Inc.	(3,208)	(446)

		(819)

Pharmaceuticals - (3.51%)
Allergan PLCA E	(6,443)	(1,727)
Depomed, Inc.A	(42,850)	(597)
EyeGate Pharmaceuticals, Inc.A J	(50)	—
Horizon Pharma PLCA E	(10,000)	(166)
Teva Pharmaceutical Industries Ltd., Sponsored ADRB	(23,575)	(1,261)

		(3,751)

Total Health Care		(5,166)

INDUSTRIALS - (3.53%)
Aerospace & Defense - (0.71%)
HEICO Corp.	(12,646)	(760)

Airlines - (0.24%)
Delta Air Lines, Inc.	(5,370)	(261)

Chemicals - (0.10%)
AgroFresh Solutions, Inc.A	(16,425)	(105)

Commercial Services & Supplies - (1.46%)
Monster Worldwide, Inc.A	(141,178)	(461)
Stericycle, Inc.A	(8,735)	(1,103)

		(1,564)

Industrial Conglomerates - (0.23%)
General Electric Co.	(7,651)	(243)

Machinery - (0.79%)
Volvo AB, Class BA	(77,265)	(848)

Total Industrials		(3,781)

INFORMATION TECHNOLOGY - (4.73%)
Communications Equipment - (0.40%)
Ciena Corp.A	(22,300)	(424)

Computers & Peripherals - (0.24%)
Applied DNA Sciences, Inc.A	(68,983)	(237)
Eastman Kodak Co.A	(1,821)	(20)

		(257)

Electronic Equipment & Instruments - (1.88%)
NVIDIA Corp.	(56,654)	(2,019)

Internet Software & Services - (1.07%)
Alibaba Group Holding Ltd., ADRA B	(4,864)	(385)
Alphabet, Inc., Class AA	(88)	(67)
j2 Global, Inc.	(11,245)	(693)

		(1,145)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
IT Consulting & Services - (0.58%)
Unisys Corp.A	(80,164)	$(617)

Semiconductor Equipment & Products - (0.47%)
SunEdison, Inc.A	(28,318)	(15)
SunPower Corp.A	(22,093)	(494)

		(509)

Specialty Retail - (0.09%)
Vipshop Holdings Ltd., ADRA B	(7,296)	(94)

Total Information Technology		(5,065)

MATERIALS - (4.83%)
Construction Materials - (2.53%)
Tecnoglass, Inc.A	(4,654)	(59)
US Concrete, Inc.A	(44,367)	(2,643)

		(2,702)

Metals & Mining - (2.30%)
Franco-Nevada Corp.	(31,972)	(1,963)
Fresnillo PLCE	(23,769)	(325)
Stornoway Diamond Corp.A	(210,014)	(170)

		(2,458)

Total Materials		(5,160)

TELECOMMUNICATION SERVICES - (3.10%)
Frontier Communications Corp.	(65,600)	(367)
Intelsat S.A.A	(211,512)	(533)
Koninklijke KPN N.V.	(142,800)	(598)
Telefonica S.A.	(161,238)	(1,808)

Total Telecommunication Services		(3,307)

UTILITIES - (1.38%)
Electric - (1.31%)
Black Hills Corp.	(10,113)	(608)
Chugoku Electric Power Co.	(15,533)	(210)
Dominion Resources, Inc.	(7,701)	(578)

		(1,396)

Utilities - (0.07%)
NextEra Energy, Inc.	(652)	(77)

Total Utilities		(1,473)

Total COMMON STOCKS (Proceeds $(58,877))		(59,931)

WARRANTS - (0.00%) (Proceeds $(10))
FINANCIALS - (0.00%)
Bank of America Corp., 10/28/2018, Strike Price $30.79	(20,000)	(4)

EXCHANGE TRADED INSTRUMENTS - (11.70%)
EXCHANGE TRADED FUNDS - (11.35%)
Direxion Daily Emerging Markets Bear 3X Shares	(3,977)	(139)
Direxion Daily Financial Bear 3X Shares	(3,977)	(169)
Direxion Daily Financial Bull 3X Shares	(7,958)	(197)
Direxion Daily FTSE China Bull 3X Shares	(25,000)	(359)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Direxion Daily Gold Miners Index Bull 3X Shares	(10,133)	$(592)
Direxion Daily Russia Bull 3x Shares	(7,500)	(398)
Direxion Daily Small Cap Bear 3X Shares	(6,000)	(258)
iShares iBoxx $ High Yield Corporate Bond ETF	(3,619)	(296)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(980)	(116)
iShares MSCI Switzerland Capped ETF	(2,782)	(83)
iShares MSCI USA Minimum Volatility ETF	(14,892)	(654)
iShares US Preferred Stock ETF	(35,313)	(1,378)
iShares US Real Estate ETF	(1,569)	(122)
Market Vectors Gold Miners ETF	(2,859)	(57)
SPDR Barclays Convertible Securities ETF	(6,737)	(291)
SPDR EURO STOXX 50 ETF	(89,187)	(2,964)
SPDR S&P500 ETF Trust	(14,369)	(2,954)
Vanguard FTSE Emerging Markets Fund	(18,399)	(636)
Vanguard REIT Fund	(5,380)	(451)

EXCHANGE TRADED NOTES - (0.35%)
iPATH S&P 500 VIX Short-Term Futures ETN	(20,786)	(366)

Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(11,900))		(12,480)

Total SECURITIES SOLD SHORT (Proceeds $(70,787))		(72,415)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short) - 98.59% (Cost $105,380)		105,128
TOTAL SECURITIES SOLD SHORT - (67.82)% (Proceeds $(70,787))		(72,415)
TOTAL PURCHASED OPTIONS - 10.33% (Cost $11,033)		10,145
TOTAL WRITTEN OPTIONS - (4.20)% (Cost $(4,482))		(4,107)
OTHER ASSETS, NET OF LIABILITIES - 63.10%		68,025

TOTAL NET ASSETS - 100.00%		$106,776

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
D	SPAC - Special Purpose Acquisition Company.
C	Unit - Usually consists of one common stock and/or rights and warrants.
E	PLC - Public Limited Company.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,402 or 5.06% of net assets. The Fund has no right to demand registration of these securities.
G	LP - Limited Partnership.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
I	REIT - Real Estate Investment Trust.
J	Amount is less than $500.
K	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Futures Contracts Open on March 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Euro BUND June Futures	Short	25	June 2016	$(4,076,750)	$(7,113)
Russell 2000 Mini Index March Futures	Short	12	June 2016	(1,331,520)	(39,069)

				$(5,408,270)	$(46,182)

Purchased Options Outstanding on March 31, 2016:

Equity Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - Crown Castle International Corp.	60.00	4/15/2016	USD	7	$672	$53	$(619)
Put - Tyson Foods Inc.	30.00	4/15/2016	USD	5	274	13	(261)
Call - Weyerhaeuser Co.	32.00	4/15/2016	USD	20	411	380	(31)
Call - Weyerhaeuser Co.	29.00	4/15/2016	USD	39	931	8,385	7,454
Call - Daktronics Inc.	10.00	4/15/2016	USD	14	1,023	105	(918)
Call - Suntrust Banks Inc.	40.00	5/20/2016	USD	243	12,167	5,589	(6,578)
Put - Black Hills Corp.	35.00	5/20/2016	USD	2	221	130	(91)
Put - William Lyon Homes	15.00	5/20/2016	USD	7	945	1,225	280
Put - Restoration Hardware Holdings	45.00	5/20/2016	USD	158	32,548	72,680	40,132
Put - Kindred Healthcare Inc.	10.00	5/20/2016	USD	10	605	350	(255)
Call - Forestar Group Inc.	17.50	5/20/2016	USD	55	2,670	413	(2,257)
Put - Kindred Healthcare Inc.	12.50	5/20/2016	USD	15	683	1,950	1,267
Put - SouthWestern Energy Co.	7.00	6/17/2016	USD	40	2,398	3,720	1,322
Put - Del Taco Restaurants Inc.	10.00	6/17/2016	USD	50	5,777	3,250	(2,527)
Put - Biotime Inc.	5.00	6/17/2016	USD	89	14,506	28,925	14,419
Put - Biotime Inc.	2.50	6/17/2016	USD	395	13,005	11,850	(1,155)
Put - Crown Castle International Corp.	60.00	7/15/2016	USD	14	708	245	(463)
Call - Zions Bancorporation	27.00	7/15/2016	USD	406	29,858	22,736	(7,122)
Call - Columbia Pipeline Group Inc.	25.00	7/15/2016	USD	109	12,395	3,543	(8,852)
Put - Zions Bancorporation	20.00	7/15/2016	USD	406	34,527	19,894	(14,633)
Put - Global Eagle Entertainment Inc.	7.50	8/19/2016	USD	49	2,925	2,940	15
Call - Global Eagle Entertainment Inc.	12.50	8/19/2016	USD	12	787	450	(337)
Put - Maiden Holdings Ltd.	10.00	8/19/2016	USD	27	1,490	945	(545)
Put - Global Eagle Entertainment Inc.	10.00	8/19/2016	USD	220	38,619	41,800	3,181
Call - Global Eagle Entertainment Inc.	10.00	8/19/2016	USD	24	3,733	1,080	(2,653)
Put - Maiden Holdings Ltd.	12.50	8/19/2016	USD	60	6,383	6,000	(383)
Put - William Lyon Homes	12.50	8/19/2016	USD	30	3,916	4,050	134
Call - Ferrari NV	45.00	8/19/2016	USD	573	118,508	143,250	24,742
Put - William Lyon Homes	5.00	8/19/2016	USD	54	1,922	675	(1,247)
Put - Maiden Holdings Ltd.	7.50	8/19/2016	USD	8	284	200	(84)
Put - William Lyon Homes	10.00	8/19/2016	USD	20	1,706	1,350	(356)
Put - Forestar Group Inc.	7.50	8/19/2016	USD	70	3,638	1,400	(2,238)
Put - William Lyon Homes	7.50	8/19/2016	USD	21	1,271	683	(588)
Call - Mcdermott International Inc.	5.50	8/19/2016	USD	181	4,623	5,430	807
Call - Mead Johnson Nutrition Co.	85.00	8/19/2016	USD	507	279,119	316,875	37,756
Put - Credit Suisse Group AG	10.00	9/16/2016	USD	243	21,418	8,505	(12,913)
Call - Del Taco Restaurants Inc.	12.50	9/16/2016	USD	7	389	350	(39)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Del Taco Restaurants Inc.	15.00	9/16/2016	USD	10	$284	$275	$(9)
Call - Seadrill Ltd.	7.00	10/21/2016	USD	151	27,148	5,663	(21,485)
Put - Seadrill Ltd.	4.00	10/21/2016	USD	375	59,039	71,250	12,211
Put - Fiat Chrysler Automobiles NV	5.00	11/18/2016	USD	150	6,829	4,125	(2,704)
Call - Linn Energy LLC	4.00	1/20/2017	USD	1,653	71,090	12,398	(58,692)
Put - Bunge Ltd.	35.00	1/20/2017	USD	130	7,220	9,100	1,880
Call - Terex Corp.	25.00	1/20/2017	USD	296	50,340	68,080	17,740
Call - Campbell Soup Co.	65.00	1/20/2017	USD	91	37,363	35,035	(2,328)
Call - Energy XXI Ltd.	1.50	1/20/2017	USD	169	8,710	3,803	(4,907)
Call - Energy XXI Ltd.	2.00	1/20/2017	USD	5	178	88	(90)
Call - Energy XXI Ltd.	1.00	1/19/2018	USD	27	2,067	1,013	(1,054)
Call - Energy XXI Ltd.	2.00	1/19/2018	USD	559	27,341	12,578	(14,763)
Call - Linn Energy LLC	3.00	1/19/2018	USD	345	17,781	1,725	(16,056)
Call - General Electric Co.	32.00	1/19/2018	USD	163	41,364	42,380	1,016
Call - Delta Air Lines Inc.	60.00	1/19/2018	USD	125	82,263	46,250	(36,013)

					$1,096,072	$1,035,182	$(60,890)

ETF Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - SPDR S&P 500 ETF Trust	155.00	3/31/2016	USD	430	$58,476	$215	$(58,261)
Call - VanEck Vectors Russia ETF	14.00	5/20/2016	USD	400	106,616	102,400	(4,216)
Call - VanEck Vectors Russia ETF	13.00	5/20/2016	USD	260	76,400	92,300	15,900
Put - SPDR S&P 500 ETF Trust	132.00	6/17/2016	USD	459	48,444	2,984	(45,460)
Call - Ishares China Large-Cap ETF	27.00	6/17/2016	USD	300	183,162	209,250	26,088
Call - VanEck Vectors Gold Miners ETF	22.00	6/17/2016	USD	103	15,878	9,270	(6,608)
Call - VanEck Vectors Gold Miners ETF	14.00	6/17/2016	USD	810	454,038	510,299	56,261
Call - Wisdomtree Japan Hedged Equity	38.00	6/17/2016	USD	400	272,216	246,000	(26,216)
Call - SPDR Euro Stoxx 50 ETF	34.00	8/19/2016	USD	894	94,341	93,870	(471)
Call - Ishares MSCI USA Minimum Volatility ETF	44.00	9/16/2016	USD	438	35,496	49,275	13,779
Put - SPDR S&P 500 ETF Trust	180.00	12/30/2016	USD	148	103,828	77,330	(26,498)
Put - CurrencyShares British Pound ETF	135.00	1/20/2017	USD	500	223,325	237,500	14,175
Put - CurrencyShares British Pound ETF	130.00	1/20/2017	USD	2,049	769,111	686,415	(82,696)
Put - CurrencyShares Japanese Yen Trust	85.00	1/20/2017	USD	3,532	943,088	891,829	(51,259)
Call - CurrencyShares British Pound ETF	140.00	1/20/2017	USD	700	489,399	479,499	(9,900)
Call - CurrencyShares British Pound ETF	150.00	1/20/2017	USD	297	77,561	73,508	(4,053)
Call - SPDR Euro Stoxx 50 ETF	35.00	1/20/2017	USD	1,507	192,561	176,319	(16,242)
Put - Ishares U.S. Real Estate ETF	65.00	1/20/2017	USD	169	62,473	27,125	(35,348)
Put - Ishares MSCI Brazil Capped ETF	23.00	1/20/2017	USD	264	71,774	58,080	(13,694)
Put - VanEck Vectors Russia ETF	16.00	1/20/2017	USD	1,785	370,885	365,033	(5,852)
Put - CurrencyShares Euro Trust	108.00	1/20/2017	USD	1,696	592,829	447,744	(145,085)
Put - Wisdomtree Japan Hedged Equity	35.00	1/19/2018	USD	2,000	589,236	561,000	(28,236)
Put - Wisdomtree Japan Hedged Equity	37.78	1/19/2018	USD	1,481	549,510	510,945	(38,565)
Put - Wisdomtree Japan Hedged Equity	40.78	1/19/2018	USD	2,277	1,153,973	1,058,804	(95,169)

					$7,534,620	$6,966,994	$(567,626)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

ETN Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Ipath S&P 500 VIX Short-Term Futures ETN	16.00	5/20/2016	USD	811	$414,048	$198,695	$(215,353)
Put - Ipath S&P 500 VIX Short-Term Futures ETN	11.00	6/17/2016	USD	7,582	61,465	22,746	(38,719)
Put - Ipath S&P 500 VIX Short-Term Futures ETN	16.00	6/17/2016	USD	846	78,443	108,288	29,845

					$553,956	$329,729	$(224,227)

Index Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - CBOE SPX Volatility Index	25.00	5/18/2016	USD	383	$51,722	$28,725	$(22,997)
Put - PowerShares DB US Dollar Index	27.00	6/17/2016	USD	1,146	236,088	289,365	53,277
Call - PowerShares DB US Dollar Index	26.00	6/17/2016	USD	364	16,279	2,184	(14,095)
Call - PowerShares DB US Dollar Index	23.00	6/17/2016	USD	651	135,104	96,999	(38,105)
Put - PowerShares DB US Dollar Index	25.00	6/17/2016	USD	364	17,371	24,752	7,381
Put - PowerShares DB US Dollar Index	24.00	1/20/2017	USD	4,000	191,274	200,000	8,726
Call - PowerShares DB US Dollar Index	26.00	1/20/2017	USD	9,023	445,441	288,736	(156,705)
Put - PowerShares DB US Dollar Index	25.00	1/20/2017	USD	8,425	747,350	876,199	128,849
Put - PowerShares DB US Dollar Index	22.00	1/20/2017	USD	788	7,490	6,304	(1,186)

					$1,848,119	$1,813,264	$(34,855)

Written Options Outstanding on March 31, 2016:

Equity Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Linn Energy LLC	2.00	4/15/2016	USD	(1,330)	$(48,909)	$(3,325)	$45,584
Call - Mead Johnson Nutrition Co.	85.00	4/15/2016	USD	(280)	(56,623)	(69,160)	(12,537)
Call - Energy XXI Ltd.	1.50	4/15/2016	USD	(556)	(15,957)	(2,780)	13,177
Call - Columbia Pipeline Group Inc.	25.00	4/15/2016	USD	(109)	(6,589)	(1,363)	5,226
Call - Linn Energy LLC	1.50	4/15/2016	USD	(246)	(10,076)	(1,230)	8,846
Call - Mead Johnson Nutrition Co.	85.00	5/20/2016	USD	(227)	(77,516)	(106,690)	(29,174)
Call - Campbell Soup Co.	65.00	5/20/2016	USD	(91)	(19,974)	(13,468)	6,506
Call - Del Taco Restaurants Inc.	10.00	6/17/2016	USD	(166)	(21,607)	(15,770)	5,837
Call - Del Taco Restaurants Inc.	10.00	9/16/2016	USD	(931)	(146,739)	(125,685)	21,054
Put - Del Taco Restaurants Inc.	10.00	9/16/2016	USD	(60)	(5,367)	(6,150)	(783)

					$(409,357)	$(345,621)	$63,736

ETF Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - CurrencyShares British Pound ETF	150.00	7/15/2016	USD	(297)	$(32,095)	$(27,473)	$4,622
Put - CurrencyShares British Pound ETF	135.00	7/15/2016	USD	(500)	(120,773)	(130,000)	(9,227)
Put - CurrencyShares British Pound ETF	131.00	7/15/2016	USD	(1,500)	(338,932)	(277,500)	61,432
Put - CurrencyShares British Pound ETF	128.00	7/15/2016	USD	(200)	(25,691)	(25,500)	191
Call - CurrencyShares British Pound ETF	140.00	7/15/2016	USD	(700)	(332,690)	(325,501)	7,189
Put - CurrencyShares British Pound ETF	130.00	7/15/2016	USD	(325)	(52,948)	(51,188)	1,760
Put - VanEck Vectors Russia ETF	16.00	8/19/2016	USD	(1,785)	(224,727)	(228,480)	(3,753)
Put - CurrencyShares Japanese Yen Trust	85.00	9/16/2016	USD	(3,532)	(678,731)	(618,100)	60,631
Put - CurrencyShares Euro Trust	108.00	9/16/2016	USD	(1,696)	(426,487)	(298,496)	127,991

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - Wisdomtree Japan Hedged Equity	35.00	1/20/2017	USD	(3,481)	$(467,436)	$(417,720)	$49,716
Put - Wisdomtree Japan Hedged Equity	40.00	1/20/2017	USD	(2,277)	(648,480)	(523,710)	124,770

					$(3,348,990)	$(2,923,668)	$425,322

Index Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - PowerShares DB US Dollar Index	26.00	9/16/2016	USD	(5,500)	$(117,681)	$(104,500)	$13,181
Put - PowerShares DB US Dollar Index	24.00	9/16/2016	USD	(2,500)	(75,552)	(85,000)	(9,448)
Put - PowerShares DB US Dollar Index	25.00	9/16/2016	USD	(7,448)	(530,488)	(647,976)	(117,488)

					$(723,721)	$(837,476)	$(113,755)

Glossary

Other Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	REMIC	Real Estate Mortgage Investment Conduit

ETF	Exchange Traded Fund	MSCI	Morgan Stanley Composite Index	SPDR	Standard & Poor’s Depositary Receipts

ETN	Exchange Traded Note	REIT	Real Estate Investment Trust	VIX	Volatility Index

POSITIONS BY INVESTMENT STRATEGY
Convertible Arbitrage	43
Credit/Rates Relative Value Arbitrage	12
Equity Arbitrage	95
Volatility Arbitrage	28
TOTAL	178

INVESTMENT STRATEGY EXPOSURE
Convertible Arbitrage	37
Credit/Rates Relative Value Arbitrage	19
Equity Arbitrage	25
Volatility Arbitrage	6
Cash	6
TOTAL	100

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.44%
CONSUMER DISCRETIONARY - 19.27%
Auto Components - 2.10%
Gentex Corp.	10,290	$161

Automobiles - 3.36%
Hyster-Yale Materials Handling, Inc.	1,150	77
Thor Industries, Inc.	2,840	181

		258

Hotels, Restaurants & Leisure - 6.33%
Brinker International, Inc.	2,405	111
Marriott Vacations Worldwide Corp.	1,425	96
Texas Roadhouse, Inc.	6,385	279

		486

Household Durables - 3.01%
Flexsteel Industries, Inc.	3,430	150
Matthews International Corp., Class A	1,580	81

		231

Multiline Retail - 1.69%
Pricesmart, Inc.	1,540	130

Specialty Retail - 2.01%
Monro Muffler Brake, Inc.	2,160	154

Textiles & Apparel - 0.77%
Movado Group, Inc.	2,140	59

Total Consumer Discretionary		1,479

CONSUMER STAPLES - 4.29%
Food & Drug Retailing - 0.66%
B&G Foods, Inc.	1,470	51

Food Products - 1.96%
J&J Snack Foods Corp.	1,380	150

Personal Products - 1.67%
Inter Parfums, Inc.	4,140	128

Total Consumer Staples		329

ENERGY - 0.79%
Oil & Gas - 0.79%
GasLog Ltd.	6,300	61

FINANCIALS - 14.76%
Banks - 8.50%
Bank of the Ozarks, Inc.	1,630	68
Evercore Partners, Inc., Class A	3,550	185
Glacier Bancorp, Inc.	1,790	46
MainSource Financial Group, Inc.	2,390	50
PacWest Bancorp	2,540	94

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
S&T Bancorp, Inc.	2,730	$70
Virtu Financial, Inc., Class A	6,300	139

		652

Diversified Financials - 3.58%
MarketAxess Holdings, Inc.	2,205	275

Insurance - 1.55%
Horace Mann Educators Corp.	3,745	119

Real Estate - 1.13%
RE/MAX Holdings, Inc., Class A	2,550	87

Total Financials		1,133

HEALTH CARE - 13.98%
Biotechnology - 0.78%
Neogen Corp.A	1,190	60

Health Care Equipment & Supplies - 8.48%
Abaxis, Inc.	2,955	134
Atrion Corp.	155	61
Bio-Techne Corp.	755	71
LeMaitre Vascular, Inc.	4,500	70
Patterson Cos., Inc.	2,600	121
West Pharmaceutical Services, Inc.	2,800	194

		651

Health Care Providers & Services - 4.72%
Cantel Medical Corp.	3,270	234
Omnicell, Inc.A	4,605	128

		362

Total Health Care		1,073

INDUSTRIALS - 13.63%
Building Products - 3.47%
Apogee Enterprises, Inc.	1,455	64
Watsco, Inc.	1,500	202

		266

Commercial Services & Supplies - 5.59%
G&K Services, Inc., Class A	1,300	95
Healthcare Services Group, Inc.	3,070	113
Monotype Imaging Holdings, Inc.	5,205	124
MSA Safety, Inc.	2,000	97

		429

Electrical Equipment - 0.86%
II-VI, Inc.	3,040	66

Machinery - 3.71%
Applied Industrial Technologies, Inc.	2,760	120
Raven Industries, Inc.	2,690	43
Valmont Industries, Inc.	985	122

		285

Total Industrials		1,046

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 27.01%
Communications Equipment - 1.00%
Plantronics, Inc.	1,970	$77

Electronic Equipment & Instruments - 4.59%
Analogic Corp.	985	78
Intersil Corp., Class A	5,300	71
Methode Electronics, Inc.	5,515	161
NVE Corp.	745	42

		352

Internet Software & Services - 2.81%
GrubHub, Inc.A	1,790	45
NIC, Inc.	6,400	116
Reis, Inc.	2,350	55

		216

IT Consulting & Services - 5.22%
Hackett Group, Inc.	8,355	126
Ritchie Bros Auctioneers, Inc.	5,950	161
SYNNEX Corp.	1,230	114

		401

Semiconductor Equipment & Products - 7.03%
FEI Co.	1,425	127
Monolithic Power Systems, Inc.	2,800	179
Power Integrations, Inc.	1,810	90
Silicon Motion Technology Corp. ADRB	3,680	143

		539

Software - 6.36%
Blackbaud, Inc.	2,955	185
Mentor Graphics Corp.	5,440	111
National Instruments Corp.	3,550	107
Pegasystems, Inc.	3,310	84

		487

Total Information Technology		2,072

MATERIALS - 3.71%
Chemicals - 3.71%
Balchem Corp.	1,855	115
PolyOne Corp.	4,100	124
Stepan Co.	825	46

Total Materials		285

Total Common Stock (Cost $7,049)		7,478

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 2.63% (Cost $202)
American Beacon U.S. Government Money Market Select Fund, Select ClassC	202,470	$202

TOTAL INVESTMENTS - 100.07% (Cost $7,251)		7,680
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(5)

TOTAL NET ASSETS - 100.00%		$7,675

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Futures Contracts Open on March 31, 2016:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index June Futures	Long	2	June 2016	$221,920	$5,670

				$221,920	$5,670

Top Ten Holdings (% Net Assets)
Texas Roadhouse, Inc.	3.6
MarketAxess Holdings, Inc.	3.6
Cantel Medical Corp.	3.0
Watsco, Inc.	2.6
West Pharmaceutical Services, Inc.	2.5
Blackbaud, Inc.	2.4
Evercore Partners, Inc.	2.4
Thor Industries, Inc.	2.4
Monolithic Power Systems, Inc.	2.3
Gentex Corp.	2.1
Total Fund Holdings	66

Sector Allocation (% Equities)
Information Technology	27.7
Consumer Discretionary	19.8
Financials	15.2
Health Care	14.4
Industrials	14.0
Consumer Staples	4.4
Materials	3.8
Energy	0.8

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.40%
CONSUMER DISCRETIONARY - 9.40%
Auto Components - 2.03%
Goodyear Tire & Rubber Co.	928,600	$30,625
Lear Corp.	234,400	26,058

		56,683

Automobiles - 2.23%
Ford Motor Co.	2,112,140	28,514
General Motors Co.	1,070,180	33,637

		62,151

Household Durables - 1.70%
Garmin Ltd.	617,500	24,675
Stanley Black & Decker, Inc.	218,000	22,936

		47,611

Leisure Equipment & Products - 1.19%
Mattel, Inc.	985,400	33,129

Media - 1.39%
Time Warner, Inc.	185,900	13,487
Twenty-First Century Fox, Inc., Class A	910,300	25,379

		38,866

Specialty Retail - 0.86%
Foot Locker, Inc.	374,500	24,155

Total Consumer Discretionary		262,595

CONSUMER STAPLES - 11.86%
Food & Drug Retailing - 1.90%
CVS Caremark Corp.	219,600	22,779
Sysco Corp.	646,500	30,211

		52,990

Food Products - 7.95%
Aramark	633,100	20,968
Archer Daniels Midland Co.	679,200	24,662
Campbell Soup Co.	394,000	25,133
Ingredion, Inc.	170,000	18,154
JM Smucker Co.	212,000	27,526
Kellogg Co.	390,500	29,893
Pilgrim’s Pride Corp.	1,019,400	25,893
Tyson Foods, Inc., Class A	751,000	50,062

		222,291

Household Products - 2.01%
Clorox Co.	214,800	27,078
Colgate-Palmolive Co.	411,796	29,093

		56,171

Total Consumer Staples		331,452

ENERGY - 9.61%
Energy Equipment & Services - 1.24%
National Oilwell Varco, Inc.	1,115,700	34,698

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Oil & Gas - 8.37%
Antero Resources Corp.A	1,325,400	$32,963
Exxon Mobil Corp.	221,570	18,521
Hess Corp.	236,900	12,473
Kinder Morgan, Inc.	1,585,200	28,312
Marathon Petroleum Corp.	299,740	11,144
Murphy Oil Corp.	674,300	16,986
Noble Energy, Inc.	468,800	14,725
Phillips 66	323,100	27,977
Tesoro Corp.	384,900	33,105
Valero Energy Corp.	586,300	37,605

		233,811

Total Energy		268,509

FINANCIALS - 23.05%
Banks - 2.22%
CIT Group, Inc.	668,800	20,753
Fifth Third Bancorp	1,528,400	25,508
New York Community Bancorp, Inc.	990,100	15,743

		62,004

Diversified Financials - 5.52%
Ally Financial, Inc.A	1,284,400	24,044
Capital One Financial Corp.	363,200	25,173
Citigroup, Inc.	947,200	39,546
CME Group, Inc.	161,000	15,464
JPMorgan Chase & Co.	559,400	33,128
Wells Fargo & Co.	351,000	16,974

		154,329

Insurance - 13.99%
Aflac, Inc.	399,500	25,224
Allstate Corp.	476,800	32,123
American International Group, Inc.	561,500	30,349
Arch Capital Group Ltd.A	258,700	18,394
Berkshire Hathaway, Inc., Class BA	201,900	28,646
Chubb Ltd.	267,919	31,923
Everest Re Group Ltd.	130,800	25,824
Hartford Financial Services Group, Inc.	454,400	20,939
Lincoln National Corp.	711,000	27,871
MetLife, Inc.	557,700	24,505
Progressive Corp.	608,700	21,390
Travelers Cos., Inc.	261,000	30,461
Voya Financial, Inc.	817,600	24,340
WR Berkley Corp.	424,900	23,879
XL Group PLCB	691,100	25,432

		391,300

Real Estate - 1.32%
Digital Realty Trust, Inc.C	61,700	5,449
Public Storage, Inc.C	113,700	31,362

		36,811

Total Financials		644,444

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
HEALTH CARE - 7.78%
Health Care Equipment & Supplies - 0.96%
Baxter International, Inc.	655,500	$26,928

Health Care Providers & Services - 3.90%
Aetna, Inc.	115,300	12,954
Cardinal Health, Inc.	209,100	17,136
Cigna Corp.	249,800	34,282
Humana, Inc.	88,000	16,100
Mednax, Inc.A	227,900	14,727
Universal Health Services, Inc., Class B	110,000	13,719

		108,918

Pharmaceuticals - 2.92%
Abbott Laboratories	514,200	21,509
Eli Lilly & Co.	259,200	18,665
Johnson & Johnson	383,900	41,538

		81,712

Total Health Care		217,558

INDUSTRIALS - 11.48%
Aerospace & Defense - 2.82%
General Dynamics Corp.	161,300	21,190
Northrop Grumman Corp.	164,900	32,634
Spirit Aerosystems Holdings, Inc., Class AA	549,200	24,912

		78,736

Airlines - 2.51%
Alaska Air Group, Inc.	230,400	18,897
JetBlue Airways Corp.A	1,240,300	26,195
Southwest Airlines Co.	558,900	25,039

		70,131

Commercial Services & Supplies - 1.53%
Republic Services, Inc.	549,700	26,193
Waste Management, Inc.	279,400	16,485

		42,678

Construction & Engineering - 1.04%
Fluor Corp.	543,800	29,202

Electrical Equipment - 1.20%
Emerson Electric Co.	615,500	33,471

Industrial Conglomerates - 1.43%
General Electric Co.	1,253,700	39,855

Machinery - 0.95%
Deere & Co.	346,400	26,669

Total Industrials		320,742

INFORMATION TECHNOLOGY - 11.33%
Communications Equipment - 2.05%
Corning, Inc.	1,466,400	30,633
Juniper Networks, Inc.	1,047,900	26,732

		57,365

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Computers & Peripherals - 3.40%
HP, Inc.	2,494,100	$30,727
NVIDIA Corp.	835,300	29,762
SanDisk Corp.	455,600	34,662

		95,151

Office Electronics - 1.05%
Xerox Corp.	2,623,000	29,273

Semiconductor Equipment & Products - 2.30%
Lam Research Corp.	288,700	23,847
Micron Technology, Inc.A	896,800	9,389
Qualcomm, Inc.	608,800	31,134

		64,370

Software - 2.53%
Activision Blizzard, Inc.	886,300	29,992
CA, Inc.	890,000	27,403
Navient Corp.	1,100,900	13,178

		70,573

Total Information Technology		316,732

MATERIALS - 2.62%
Chemicals - 1.65%
Ashland, Inc.	133,500	14,680
CF Industries Holdings, Inc.	320,500	10,044
Dow Chemical Co.	419,400	21,331

		46,055

Metals & Mining - 0.97%
Newmont Mining Corp.	1,024,200	27,223

Total Materials		73,278

TELECOMMUNICATION SERVICES - 2.62%
Diversified Telecommunication Services - 1.91%
AT&T, Inc.	571,449	22,384
CenturyLink, Inc.	967,300	30,915

		53,299

Wireless Telecommunication Services - 0.71%
T-Mobile US, Inc.	521,000	19,954

Total Telecommunication Services		73,253

UTILITIES - 7.65%
Electric - 7.65%
American Water Works Co., Inc.	461,400	31,804
CMS Energy Corp.	600,000	25,464
Consolidated Edison, Inc.	295,100	22,611
DTE Energy Co.	273,800	24,823
Edison International	315,300	22,667
Exelon Corp.	937,800	33,629

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Public Service Enterprise Group, Inc.	533,300	$25,140
Southern Co.	534,300	27,639

Total Utilities		213,777

Total Common Stock (Cost $2,651,202)		2,722,340

SHORT-TERM INVESTMENTS - 5.61% (Cost $156,712)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	156,711,881	156,712

TOTAL INVESTMENTS - 103.01% (Cost $2,807,914)		2,879,052
LIABILITIES, NET OF OTHER ASSETS - (3.01%)		(84,117)

TOTAL NET ASSETS - 100.00%		$2,794,935

Percentages are stated as a percent of net assets.

A Non-income producing security.

B PLC - Public Limited Company.

C REIT - Real Estate Investment Trust.

D The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on March 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	1,125	June 2016	$115,396,875	$247,024

				$115,396,875	$247,024

Top Ten Holdings (% Net Assets)
Tyson Foods, Inc.	1.8
Johnson & Johnson	1.5
General Electric Co.	1.4
Valero Energy Corp.	1.3
National Oilwell Varco, Inc.	1.2
SanDisk Corp.	1.2
Cigna Corp.	1.2
General Motors Co.	1.2
Exelon Corp.	1.2
Citigroup	1.4
Total Fund Holdings	108

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Sector Allocation (% Equities)
Financials	23.6
Consumer Staples	12.2
Industrials	11.8
Information Technology	11.6
Energy	9.9
Consumer Discretionary	9.6
Health Care	8.0
Utilities	7.9
Materials	2.7
Telecommunication Services	2.7

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.33%
CONSUMER DISCRETIONARY - 24.52%
Auto Components - 1.24%
Delphi Automotive PLCA	16,096	$1,208

Hotels, Restaurants & Leisure - 1.10%
Yum! Brands, Inc.	13,089	1,071

Internet & Catalog Retail - 7.53%
Amazon.com, Inc.B	6,691	3,972
priceline.com, Inc.B	2,612	3,367

		7,339

Media - 3.68%
Facebook, Inc., Class AB	16,600	1,894
Twenty-First Century Fox, Inc., Class A	60,579	1,689

		3,583

Multiline Retail - 1.67%
Dollar General Corp.	18,977	1,624

Specialty Retail - 5.74%
Advance Auto Parts, Inc.	11,927	1,912
GNC Holdings, Inc., Class A	36,001	1,143
Lowe’s Cos., Inc.	33,550	2,542

		5,597

Textiles & Apparel - 3.56%
NIKE, Inc., Class B	29,142	1,791
Under Armour, Inc., Class AB	19,758	1,676

		3,467

Total Consumer Discretionary		23,889

CONSUMER STAPLES - 10.60%
Beverages - 2.78%
Monster Beverage Corp.B	11,295	1,507
PepsiCo, Inc.	11,713	1,200

		2,707

Food & Drug Retailing - 7.82%
Costco Wholesale Corp.	12,971	2,044
CVS Caremark Corp.	28,133	2,918
Mead Johnson Nutrition Co., Class A	16,844	1,431
Whole Foods Market, Inc.	39,594	1,232

		7,625

Total Consumer Staples		10,332

FINANCIALS - 3.72%
Diversified Financials - 3.72%
BlackRock, Inc., Class A	5,311	1,809
Greenhill & Co., Inc.	17,764	394
TD Ameritrade Holding Corp.	45,162	1,424

Total Financials		3,627

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
HEALTH CARE - 13.52%
Biotechnology - 5.80%
Biogen Idec, Inc.B	2,258	$588
Gilead Sciences, Inc.	28,318	2,601
Medivation, Inc.	18,171	836
Quintiles Transnational Holdings, Inc.B	14,214	925
Vertex Pharmaceuticals, Inc.B	8,815	701

		5,651

Health Care Equipment & Supplies - 2.56%
Medtronic PLCA	33,308	2,498

Health Care Providers & Services - 3.76%
Cerner Corp.B	35,326	1,871
DaVita HealthCare Partners, Inc.B	15,837	1,162
Envision Healthcare Holdings, Inc.B	30,975	632

		3,665

Pharmaceuticals - 1.40%
Bristol-Myers Squibb Co.	21,289	1,360

Total Health Care		13,174

INDUSTRIALS - 13.12%
Aerospace & Defense - 1.47%
Boeing Co.	11,269	1,430

Air Freight & Couriers - 2.66%
United Parcel Service, Inc., Class B	24,613	2,596

Airlines - 3.26%
Southwest Airlines Co.	70,942	3,178

Electrical Equipment - 1.96%
Roper Industries, Inc.	10,444	1,909

Industrial Conglomerates - 2.67%
Honeywell International, Inc.	23,182	2,598

IT Consulting & Services - 1.10%
IHS, Inc., Class AB	8,610	1,069

Total Industrials		12,780

INFORMATION TECHNOLOGY - 27.65%
Communications Equipment - 1.89%
Cisco Systems, Inc.	64,835	1,846

Computers & Peripherals - 5.60%
Apple, Inc.	41,277	4,499
International Business Machines Corp.	6,320	957

		5,456

Internet Software & Services - 4.48%
Alphabet, Inc., Class CB	5,864	4,368

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 7.12%
Automatic Data Processing, Inc.	16,288	$1,461
Tyler Technologies, Inc.	7,630	981
Visa, Inc., Class A	58,797	4,497

		6,939

Semiconductor Equipment & Products - 0.80%
NXP Semiconductors N.V.B	9,604	779

Software - 7.76%
Adobe Systems, Inc.B	33,876	3,178
Citrix Systems, Inc.B	20,004	1,572
Intuit, Inc.	11,551	1,201
Microsoft Corp.	29,165	1,611

		7,562

Total Information Technology		26,950

MATERIALS - 1.26%
Chemicals - 1.26%
Ecolab, Inc.	10,969	1,223

TELECOMMUNICATION SERVICES - 0.94%
Wireless Telecommunication Services - 0.94%
SBA Communications Corp., Class AB	9,094	911

Total Common Stock (Cost $68,112)		92,886

SHORT-TERM INVESTMENTS - 4.18% (Cost $4,069)
American Beacon U.S. Government Money Market Select Fund, Select Class C	4,068,828	4,069

TOTAL INVESTMENTS - 99.51% (Cost $72,181)		96,955
OTHER ASSETS, NET OF LIABILITIES - 0.49%		476

TOTAL NET ASSETS - 100.00%		$97,431

Percentages are stated as a percent of net assets.

A PLC - Public Limited Company.

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Futures Contracts Open on March 31, 2016:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	37	June 2016	$3,795,275	$77,534

				$3,795,275	$77,534

Top Ten Holdings (% Net Assets)
Apple, Inc.	4.6
Visa, Inc.	4.6
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.1
Southwest Airlines Co.	3.3
Adobe Systems, Inc.	3.3
CVS Caremark Corp.	3.0
Gilead Sciences, Inc.	2.7
Honeywell International, Inc.	2.7
Priceline.com, Inc.	3.5
Total Fund Holdings	51

Sector Allocation (% Equities)
Information Technology	30.2
Consumer Discretionary	25.7
Health Care	14.2
Industrials	12.6
Consumer Staples	11.1
Financials	3.9
Materials	1.3
Telecommunication Services	1.0

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 99.40%
CONSUMER DISCRETIONARY - 16.32%
Auto Components - 1.25%
Motorcar Parts of America, Inc.A	169,330	$6,431

Commercial Services - 1.04%
CEB, Inc.	83,000	5,373

Hotels, Restaurants & Leisure - 7.26%
Buffalo Wild Wings, Inc.A	48,824	7,232
Chuy’s Holdings, Inc.A	166,491	5,173
Krispy Kreme Doughnuts, Inc.A	359,222	5,600
National CineMedia, Inc.	613,855	9,336
Papa John’s International, Inc.	82,300	4,460
Potbelly Corp.A B	416,500	5,669

		37,470

Leisure Equipment & Products - 1.79%
Callaway Golf Co.	460,516	4,200
Sportsman’s Warehouse Holdings, Inc.A	400,229	5,043

		9,243

Media - 2.20%
IMAX Corp.A B	239,978	7,461
TiVo, Inc.A	407,900	3,879

		11,340

Specialty Retail - 2.78%
Aaron’s, Inc.	178,500	4,480
Bright Horizons Family Solutions, Inc.A	42,200	2,734
Monro Muffler Brake, Inc.	99,440	7,107

		14,321

Total Consumer Discretionary		84,178

CONSUMER STAPLES - 2.38%
Food Products - 2.38%
Calavo Growers, Inc.	92,542	5,281
Inventure Foods, Inc.A	338,566	1,913
TreeHouse Foods, Inc.A	58,700	5,092

Total Consumer Staples		12,286

ENERGY - 4.96%
Energy Equipment & Services - 3.54%
Core Laboratories N.V.B	27,200	3,058
Flotek Industries, Inc.A B	275,714	2,021
Forum Energy Technologies, Inc.A	222,200	2,933
PDC Energy, Inc.A	78,000	4,638
RigNet, Inc.A	203,506	2,784
RPC, Inc.B	198,200	2,810

		18,244

Oil & Gas - 1.42%
Carrizo Oil & Gas, Inc.A	99,700	3,083
Rice Energy, Inc.A	302,700	4,225

		7,308

Total Energy		25,552

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
FINANCIALS - 8.45%
Banks - 1.20%
East West Bancorp, Inc.	89,800	$2,917
SVB Financial GroupA	32,100	3,276

		6,193

Diversified Financials - 5.45%
Cardtronics, Inc.A	206,553	7,434
Demandware, Inc.A	114,500	4,477
Encore Capital Group, Inc.A B	140,832	3,625
Euronet Worldwide, Inc.A	101,492	7,521
MarketAxess Holdings, Inc.	40,100	5,006

		28,063

Insurance - 1.80%
Hilltop Holdings, Inc.A	294,800	5,565
WEX, Inc.A	44,800	3,735

		9,300

Total Financials		43,556

HEALTH CARE - 26.00%
Biotechnology - 4.67%
Cepheid, Inc.A	186,800	6,232
MiMedx Group, Inc.A B	412,480	3,605
Myriad Genetics, Inc.A	100,529	3,763
Neogen Corp.A	147,950	7,449
Repligen Corp.A	112,979	3,030

		24,079

Health Care Equipment & Supplies - 5.19%
Abaxis, Inc.	93,881	4,261
ABIOMED, Inc.A	52,200	4,949
Bio-Techne Corp.	40,400	3,819
DexCom, Inc.A	27,700	1,881
Medidata Solutions, Inc.A	150,242	5,816
NuVasive, Inc.A	124,480	6,056

		26,782

Health Care Providers & Services - 8.88%
AAC Holdings, Inc.A B	135,200	2,676
Acadia Healthcare Co., Inc.A	134,500	7,412
Advisory Board Co.A	169,625	5,470
HealthEquity, Inc.A	278,872	6,880
MAXIMUS, Inc.	73,000	3,843
Omnicell, Inc.A	104,500	2,912
PAREXEL International Corp.A	146,700	9,203
VCA Antech, Inc.A	128,055	7,387

		45,783

Pharmaceuticals - 7.26%
Akorn, Inc.A	171,700	4,040
ICON PLCA C	145,300	10,912
Ligand Pharmaceuticals, Inc.B	72,750	7,791
Pacira Pharmaceuticals, Inc.A	114,328	6,057
Proto Labs, Inc.A B	111,905	8,627

		37,427

Total Health Care		134,071

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 12.88%
Aerospace & Defense - 2.36%
Aerovironment, Inc.A	123,800	$3,506
Astronics Corp.	132,395	5,051
Orbital ATK, Inc.	41,400	3,599

		12,156

Air Freight & Couriers - 1.61%
Echo Global Logistics, Inc.A	192,400	5,225
HUB Group, Inc., Class AA	75,400	3,076

		8,301

Building Products - 1.07%
Trex Co., Inc.A	115,300	5,526

Commercial Services & Supplies - 4.46%
CoStar Group, Inc.A	42,901	8,074
HMS Holdings Corp.A	475,669	6,826
WageWorks, Inc.A	159,442	8,069

		22,969

Diversified Manufacturing - 0.53%
Acuity Brands, Inc.	12,600	2,749

Electrical Equipment - 1.28%
Cognex Corp.	170,100	6,625

Machinery - 0.95%
RBC Bearings, Inc.	67,000	4,908

Trading Companies & Distributors - 0.62%
MSC Industrial Direct Co., Inc., Class A	41,645	3,178

Total Industrials		66,412

INFORMATION TECHNOLOGY - 26.36%
Communications Equipment - 0.81%
CalAmp Corp.A	232,659	4,172

Electronic Equipment & Instruments - 1.46%
FLIR Systems, Inc.	102,300	3,371
Taser International, Inc.A B	211,800	4,157

		7,528

Internet Software & Services - 4.15%
Athenahealth, Inc.A	40,102	5,565
Fortinet, Inc.A	87,600	2,683
HealthStream, Inc.A	183,814	4,060
Proofpoint, Inc.A	136,726	7,354
Stamps.com, Inc.	16,600	1,764

		21,426

IT Consulting & Services - 1.18%
Tyler Technologies, Inc.	47,184	6,068

Semiconductor Equipment & Products - 7.39%
8x8, Inc.A	537,000	5,402
Cavium, Inc.A	89,500	5,474
Integrated Device Technology, Inc.A	150,300	3,072

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
MA COM Technology Solutions Holdings, Inc.A	62,100	$2,719
Microsemi Corp.	215,430	8,254
Power Integrations, Inc.	119,500	5,934
Rudolph Technologies, Inc.A	238,900	3,263
Semtech Corp.A	181,086	3,982

		38,100

Software - 11.37%
Aspen Technology, Inc.A	141,148	5,100
CyberArk Software Ltd.A B	87,000	3,709
Envestnet, Inc.A	226,409	6,158
Fleetmatics Group plcA	42,200	1,718
Guidewire Software, Inc.A	135,200	7,366
Imperva, Inc.A	63,000	3,182
inContact, Inc.A	439,400	3,906
Manhattan Associates, Inc.A	126,417	7,189
National Instruments Corp.	111,767	3,365
Qualys, Inc.A	170,300	4,310
SPS Commerce, Inc.A	93,518	4,016
Ultimate Software Group, Inc.A	44,400	8,591

		58,610

Total Information Technology		135,904

MATERIALS - 2.05%
Chemicals - 0.87%
Balchem Corp.	72,366	4,488

Metals & Mining - 1.18%
Mueller Water Products, Inc., Class A	616,800	6,094

Total Materials		10,582

Total Common Stock (Cost $480,057)		512,541

SHORT-TERM INVESTMENTS - 3.08% (Cost $15,881)
American Beacon U.S. Government Money Market Select Fund, Select Class D	15,881,454	15,881

SECURITIES LENDING COLLATERAL - 7.20%
American Beacon U.S. Government Money Market Select Fund, Select Class D	28,144,718	28,145
DWS Government and Agency Securities Portfolio, Institutional Class	9,005,398	9,005

Total Securities Lending Collateral (Cost $37,150)		37,150

TOTAL INVESTMENTS - 109.68% (Cost $533,088)		565,572
LIABILITIES, NET OF OTHER ASSETS - (9.68%)		(49,896)

TOTAL NET ASSETS - 100.00%		$515,676

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2016.
C	PLC - Public Limited Company.
D	This fund is affiliated by having the same investment advisor.

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
ICON PLC		2.1
National CineMedia, Inc.		1.8
PAREXEL International Corp.		1.8
Proto Labs, Inc.		1.7
Ultimate Software Group, Inc.		1.7
Microsemi Corp.		1.6
CoStar Group, Inc.		1.6
WageWorks, Inc.		1.6
Ligand Pharmaceuticals, Inc.		1.5
Euronet Worldwide, Inc.		1.5
Total Fund Holdings	103

Sector Allocation (% Equities)
Information Technology	26.5
Health Care	26.2
Consumer Discretionary	16.4
Industrials	13.0
Financials	8.5
Energy	5.0
Consumer Staples	0
Materials	2.1

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 99.12%
CONSUMER DISCRETIONARY - 22.94%
Auto Components - 2.14%
LKQ Corp.A	40,450	$1,292
Mobileye N.V.A B	19,200	716

		2,008

Automobiles - 0.77%
Tesla Motors, Inc.A B	3,150	724

Hotels, Restaurants & Leisure - 3.37%
Buffalo Wild Wings, Inc.A	8,200	1,214
National CineMedia, Inc.	74,800	1,138
Papa John’s International, Inc.	15,000	813

		3,165

Household Durables - 0.87%
Harman International Industries, Inc.	9,150	815

Internet & Catalog Retail - 1.74%
Expedia, Inc.	8,268	892
TripAdvisor, Inc.A	11,100	738

		1,630

Media - 3.94%
Cinemark Holdings, Inc.	29,750	1,066
IMAX Corp.A	40,212	1,250
Netflix, Inc.A	13,550	1,385

		3,701

Specialty Retail - 9.19%
Aaron’s, Inc.	27,550	692
Bright Horizons Family Solutions, Inc.A	7,500	486
CarMax, Inc.A	23,500	1,201
Copart, Inc.A	23,000	938
O’Reilly Automotive, Inc.A	3,150	862
Ross Stores, Inc.	30,300	1,753
Tractor Supply Co.	13,300	1,203
Ulta Salon Cosmetics & Fragrance, Inc.	7,750	1,501

		8,636

Textiles & Apparel - 0.92%
Under Armour, Inc., Class AA	10,150	861

Total Consumer Discretionary		21,540

CONSUMER STAPLES - 4.04%
Beverages - 3.27%
Brown-Forman Corp., Class B	13,530	1,332
Monster Beverage Corp.A	13,050	1,741

		3,073

Food Products - 0.77%
White Waves Food Co.A	17,700	719

Total Consumer Staples		3,792

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
ENERGY - 4.40%
Energy Equipment & Services - 2.82%
Core Laboratories N.V.B	8,950	$1,005
FMC Technologies, Inc.A	17,680	484
Oceaneering International, Inc.	15,750	524
RPC, Inc.B	44,550	632

		2,645

Oil & Gas - 1.58%
Pioneer Natural Resources Co.	6,250	879
Range Resources Corp.B	18,700	606

		1,485

Total Energy		4,130

FINANCIALS - 5.29%
Banks - 2.43%
East West Bancorp, Inc.	30,750	999
SVB Financial GroupA	12,600	1,286

		2,285

Diversified Financials - 1.91%
Affiliated Managers Group, Inc.A	5,080	825
MarketAxess Holdings, Inc.	7,750	967

		1,792

Insurance - 0.95%
WEX, Inc.A	10,650	888

Total Financials		4,965

HEALTH CARE - 21.23%
Biotechnology - 3.44%
Alexion Pharmaceuticals, Inc.A	4,100	571
Cepheid, Inc.A	33,650	1,122
Medivation, Inc.	16,100	740
QIAGEN N.V.A	35,750	799

		3,232

Health Care Equipment & Supplies - 9.17%
DENTSPLY SIRONA, Inc.	15,366	947
DexCom, Inc.A	5,100	346
Hologic, Inc.A	27,100	935
Idexx Laboratories, Inc.A	17,700	1,386
Illumina, Inc.A	9,650	1,565
Intuitive Surgical, Inc.A	1,250	751
Medidata Solutions, Inc.A	19,499	755
ResMed, Inc.	19,800	1,145
Varian Medical Systems, Inc.A	9,650	772

		8,602

Health Care Providers & Services - 6.34%
Acadia Healthcare Co., Inc.A	12,850	708
Cerner Corp.A	26,630	1,410
Henry Schein, Inc.A	8,445	1,458
PAREXEL International Corp.A	16,700	1,048
VCA Antech, Inc.A	23,030	1,329

		5,953

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 2.28%
Akorn, Inc.A	21,300	$501
ICON PLCA C	11,100	834
Pacira Pharmaceuticals, Inc.A	15,250	808

		2,143

Total Health Care		19,930

INDUSTRIALS - 14.93%
Aerospace & Defense - 1.30%
Orbital ATK, Inc.	14,000	1,217

Commercial Services & Supplies - 5.46%
CoStar Group, Inc.A	8,070	1,518
HMS Holdings Corp.A	64,862	931
Stericycle, Inc.A	10,900	1,375
Verisk Analytics, Inc.A	16,450	1,315

		5,139

Diversified Manufacturing - 1.19%
Acuity Brands, Inc.	5,100	1,113

Electrical Equipment - 3.20%
Cognex Corp.	30,050	1,170
IPG Photonics Corp.	7,750	745
Roper Industries, Inc.	3,850	704
Sensata Technologies Holding N.V.A	10,100	392

		3,011

IT Consulting & Services - 0.83%
IHS, Inc., Class AA	6,250	776

Road & Rail - 0.96%
J.B. Hunt Transport Services, Inc.	10,650	897

Trading Companies & Distributors - 1.99%
Fastenal Co.B	20,810	1,020
MSC Industrial Direct Co., Inc., Class A	11,130	849

		1,869

Total Industrials		14,022

INFORMATION TECHNOLOGY - 26.29%
Communications Equipment - 1.58%
Palo Alto Networks, Inc.A	9,100	1,485

Electronic Equipment & Instruments - 2.39%
FLIR Systems, Inc.	43,850	1,445
NVIDIA Corp.	22,350	796

		2,241

Internet Software & Services - 5.72%
Akamai Technologies, Inc.A	15,950	886
Athenahealth, Inc.A	9,327	1,294
Fortinet, Inc.A	35,850	1,098
LinkedIn Corp., Class AA	3,150	360
MercadoLibre, Inc.	11,850	1,398
Twitter, Inc.A	20,500	339

		5,375

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 0.84%
Alliance Data Systems Corp.A	3,600	$792

Semiconductor Equipment & Products - 5.30%
Cree, Inc.A B	15,000	437
FEI Co.	12,837	1,143
Lam Research Corp.	8,218	679
Microchip Technology, Inc.	25,930	1,249
NXP Semiconductors N.V.A	6,750	547
Xilinx, Inc.	19,350	918

		4,973

Software - 10.46%
Ansys, Inc.A	6,500	581
Aspen Technology, Inc.A	23,950	865
Autodesk, Inc.A	14,750	860
Cadence Design Systems, Inc.A	40,450	954
Check Point Software Technologies Ltd.A B	9,400	822
Electronic Arts, Inc.A	10,150	671
FireEye, Inc.A	23,169	417
National Instruments Corp.	23,955	721
Red Hat, Inc.A	12,590	938
Salesforce.com, Inc.A	8,370	618
Splunk, Inc.A	11,850	580
Tableau Software, Inc., Class AA	10,650	489
Ultimate Software Group, Inc.A	6,750	1,306

		9,822

Total Information Technology		24,688

Total Common Stock (Cost $80,176)		93,067

SECURITIES LENDING COLLATERAL - 6.80%
DWS Government and Agency Securities Portfolio, Institutional Class	1,605,059	1,605
American Beacon U.S. Government Money Market Select Fund, Select Class D	4,784,061	4,784

Total Securities Lending Collateral (Cost $6,389)		6,389

TOTAL INVESTMENTS - 105.92% (Cost $86,565)		99,456
LIABILITIES, NET OF OTHER ASSETS - (5.92%)		(5,560)

TOTAL NET ASSETS - 100.00%		$93,896

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2016.
C	PLC - Public Limited Company.
D	The fund is affiliated by having the same investment advisor.

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Ross Stores, Inc.		1.9
Monster Beverage Corp.		1.9
Illumina, Inc.		1.7
CoStar Group, Inc.		1.6
Ulta Salon Cosmetics & Fragrance, Inc.		1.6
Palo Alto Networks, Inc.		1.6
Henry Schein, Inc.		1.6
Cerner Corp.		1.5
MercadoLibre, Inc.		1.5
Flir Systems, Inc.		1.5
Total Fund Holdings	99

Sector Allocation (% Equities)
Information Technology	27.4
Consumer Discretionary	23.1
Health Care	21.4
Industrials	14.2
Financials	5.3
Energy	4.4
Consumer Staples	4.1

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of March 31, 2016, the Trust consists of twenty-three active series, one of which is presented in this filing (the “Fund”): American Beacon Bridgeway Large Cap Growth Fund. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the American Beacon AHL Managed Futures Strategy Fund, (the “CFC Fund”), includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may each invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2016	% of Total Net Assets of the Fund at March 31, 2016	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$106,817,321	23.0%	$(1,915,738)

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

The AHL Managed Futures Fund is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the “CFTC”) and operated by the Manager, a commodity pool operator registered with the CFTC.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, on days that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 —	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended March 31, 2016, Ionic Strategic Arbitrage Fund transferred Common Stock (Sold Short) with a total value of $(599) from Level 2 to Level 1 as of the end of the period in accordance with fair value procedures established by the Board. As of March 31, 2016, the investments were classified as described below (in thousands):

AHL Managed Futures Strategy[1]	Level 1	Level 2	Level 3	Total
Short Term Investments:
Short-Term Investments - Money Market Funds	$8,248	$—	$—	$8,248
U.S. Treasury Bills	—	427,674	—	427,674

Total Investments in Securities	$8,248	$427,674	$—	$435,922

Financial Derivative Instruments - Assets
Futures Contracts	$4,473	$—	$—	$4,473
Forward Currency Contracts	—	5,637	—	5,637

	$4,473	$5,637	$—	$10,110

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,687)	$—	$—	$(2,687)
Forward Currency Contracts	—	(731)	—	(731)

	$(2,687)	$(731)	$—	$(3,418)

Ionic Strategic Arbitrage Fund[1]	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,703	$—	$—	$12,703
Warrants	11,109	—	—	11,109
Convertible Preferred Stocks	15,371	—	—	15,371
Preferred Stocks	1,141	—	—	1,141
Convertible Obligations	—	21,930	—	21,930
Corporate Obligations	—	476	—	476
Collateralized Mortgage Obligations	—	18,002	—	18,002
Investment Companies - Closed End Funds	3,395	—	—	3,395
Exchange Traded Instruments	5,546	—	—	5,546
Short-Term Investments - Money Market Funds	15,454	—	—	15,454

Total Investments in Securities - Assets	$64,719	$40,408	$—	$105,127

Liabilities
Common Stocks (Sold Short)	$(59,931)	$—	$—	$(59,931)
Warrants (Sold Short)	(4)	—	—	(4)
Exchange Traded Instruments (Sold Short)	(12,480)	—	—	(12,480)

Total Investments in Securities - Liabilities	(72,415)	—	—	(72,415)

Total Investments in Securities	$(7,696)	$40,408	$—	$32,712

Financial Derivative Instruments - Assets
Purchased Options	$10,145	$—	$—	$10,145

Financial Derivative Instruments - Liabilities
Futures Contracts	$(46)	—	—	$(46)
Written Options	(4,107)	—	—	(4,107)

	$(4,153)	$—	$—	$(4,153)

Bahl & Gaynor Small Cap Growth[1]	Level 1	Level 2	Level 3	Total
Common Stock	$7,478	$—	$—	$7,478
Short-Term Investments - Money Market Funds	202	—	—	202

Total Investments in Securities	$7,680	$—	$—	$7,680

Financial Derivative Instruments
Futures Contracts	$6	$—	$—	$6

Bridgeway Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$2,722,340	$—	$—	$2,722,340
Short-Term Investments - Money Market Funds	156,712	—	—	156,712

Total Investments in Securities	$2,879,052	$—	$—	$2,879,052

Financial Derivative Instruments
Futures Contracts	$247	$—	$—	$247

Holland Large-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$92,886	$—	$—	$92,886
Short-Term Investments - Money Market Funds	4,069	—	—	4,069

Total Investments in Securities	$96,955	$—	$—	$96,955

Financial Derivative Instruments
Futures Contracts	$78	$—	$—	$78

Stephens Small Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$512,541	$—	$—	$512,541
Short-Term Investments - Money Market Funds	15,881	—	—	15,881
Securities Lending Collateral invested in Money Market Funds	37,150	—	—	37,150

Total Investments in Securities	$565,572	$—	$—	$565,572

Stephens Mid-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$93,067	$—	$—	$93,067
Securities Lending Collateral invested in Money Market Funds	6,389	—	—	6,389

Total Investments in Securities	$99,456	$—	$—	$99,456

[1]	Refer to the Schedules of Investments for sector and industry information.

Securities and other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly will bear a proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fundw shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the period ended March 31, 2016 are disclosed in the Notes to the Schedules of Investments.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particularly leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at the year ended March 31, 2016 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of March 31, 2016, short positions were held by the Ionic Strategic Arbitrage Fund.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies they own or in which they may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds write a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the period ended March 31, 2016, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Forward Foreign Currency Contracts

The AHL Managed Futures Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended March 31, 2016, the AHL Managed Futures Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended March 31, 2016 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Lending

The Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2016, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Stephens Small Cap Growth	$36,288	$—	$37,180
Stephens Mid-Cap Growth	6,242	—	6,389

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2016, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
AHL Managed Futures Fund	$435,910	$19	$(7)	$12
Bahl & Gaynor Small Cap Growth Fund	7,407	653	(380)	273
Bridgeway Large Cap Value Fund	2,807,914	202,106	(130,968)	71,138
Holland Large Cap Growth Fund	72,413	27,116	(2,574)	24,542
Ionic Strategic Arbitrage Fund	40,446	55,274	(13,260)	(77,336)
Stephens Small Cap Growth Fund	536,783	73,982	(45,193)	28,789
Stephens Mid-Cap Growth Fund	88,345	18,397	(7,286)	11,111

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended March 31, 2016, AHL Managed Futures Strategy Fund had $2,134 short-term and $2,313 long-term capital loss carryforwards (in thousands).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 31, 2016

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 31, 2016